William Blair Funds

Prospectus

October 31, 2013

as supplemented

December 31, 2013

October 31, 2013

as supplemented

December 31, 2013

William Blair Funds

US Equity Funds	Class N	Class I	Institutional Class
Growth Fund	WBGSX	BGFIX	N/A
Large Cap Growth Fund	LCGNX	LCGFX	N/A
Large Cap Value Fund	WLVNX	BLVIX	N/A
Mid Cap Growth Fund	WCGNX	WCGIX	N/A
Mid Cap Value Fund	WMVNX	WMVIX	N/A
Small-Mid Cap Growth Fund	WSMNX	WSMDX	N/A
Small-Mid Cap Value Fund	BSMNX	WSMIX	N/A
Small Cap Growth Fund	WBSNX	WBSIX	N/A
Small Cap Value Fund	WBVDX	BVDIX	N/A

Global/International Funds	Class N	Class I	Institutional Class
Global Leaders Fund	WGGNX	WGFIX	BGGIX
Global Small Cap Growth Fund	BGSNX	WGLIX	BGSJX
International Leaders Fund	WILNX	WILIX	WILJX
International Equity Fund	WIENX	WIEIX	N/A
Institutional International Equity Fund	N/A	N/A	WIIEX
International Growth Fund	WBIGX	BIGIX	N/A
Institutional International Growth Fund	N/A	N/A	WBIIX
International Small Cap Growth Fund	WISNX	WISIX	WIISX
Emerging Markets Leaders Fund	WELNX	WBELX	WELIX
Emerging Markets Growth Fund	WBENX	WBEIX	BIEMX
Emerging Markets Small Cap Growth Fund	WESNX	BESIX	WESJX

Fixed Income Funds	Class N	Class I	Institutional Class
Bond Fund	WBBNX	WBFIX	BBFIX
Income Fund	WBRRX	BIFIX	N/A
Low Duration Fund	WBLNX	WBLIX	WBLJX
Ready Reserves Fund	WBRXX	N/A	N/A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	0.75%	0.75%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.20%	0.14%

Total Annual Fund Operating Expenses	1.20%	0.89%

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$122	$381	$660	$1,455
Class I	91	284	493	1,096

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics. The Fund invests primarily in equity securities issued by companies that typically have market capitalizations no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects of companies in the Russell 3000® Index, but that may have market capitalizations outside the range of companies included in the index.

The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies. The size of companies in the Russell 3000® Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Index can change the market capitalization range of the companies in the index. As of July 1, 2013, the Russell 3000® Index included securities issued by companies that ranged in size between $83 million and $402 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies may be more volatile and less liquid than the securities of large capitalized (“large cap”) companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 20.40% (2Q09)	Lowest Quarterly Return (25.20)% (4Q08)
The year to date return through September 30, 2013 is 20.91%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	15.67%	2.32%	7.59%
Return After Taxes on Distributions	15.17%	2.06%	7.04%
Return After Taxes on Distributions and Sale of Fund Shares	10.86%	1.94%	6.60%

Class I Shares
Return Before Taxes	16.03%	2.65%	7.92%

Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.21%	3.15%	7.69%
S&P 500 (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    David C. Fording, a Partner of the Advisor, and John F. Jostrand, a Partner of the Advisor, co-manage the Fund. Mr. Fording has co-managed the Fund since 2006. Mr. Jostrand has managed or co-managed the Fund since 2001.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR LARGE CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	0.80%	0.80%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.52%	0.43%

Total Annual Fund Operating Expenses	1.57%	1.23%
Fee Waiver and/or Expense Reimbursement*	0.37%	0.28%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.95%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.20% and 0.95% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$122	$459	$820	$1,836
Class I	97	363	649	1,464

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to large cap companies, but that may have market capitalizations below the market capitalization of the smallest member of the Russell 1000® Index.

The Russell 1000® Index is a widely recognized, unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the market capitalization range of the companies included in the index. As of July 1, 2013, the Russell 1000® Index included securities issued by companies that ranged in size between $785 million and $402 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of large cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 18.02% (1Q12)	Lowest Quarterly Return (23.78)% (4Q08)
The year to date return through September 30, 2013 is 18.55%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	18.31%	1.60%	5.42%
Return After Taxes on Distributions	18.31%	1.60%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares	11.90%	1.36%	4.76%

Class I Shares
Return Before Taxes	18.78%	1.87%	5.69%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    James S. Golan, a Partner of the Advisor, and David P. Ricci, a Partner of the Advisor, co-manage the Fund. Mr. Golan has co-managed the Fund since 2005. Mr. Ricci has co-managed the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR LARGE CAP VALUE FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	0.80%	0.80%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	3.20%	3.26%

Total Annual Fund Operating Expenses	4.25%	4.06%
Fee Waiver and/or Expense Reimbursement*	3.05%	3.11%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.95%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business to 1.20% and 0.95% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s commencement of operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$122	$1,011	$1,914	$4,229
Class I	97	950	1,819	4,064

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have market capitalizations below the market capitalization of the smallest member of the Russell 1000® Value Index.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of July 1, 2013, the Russell 1000® Value Index included securities issued by companies that ranged in size between $785 million and $402 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company’s stock price to its book value, cash flow and free cash flow yield. The Advisor also analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund’s portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining diversification in terms of industries and companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities or when the Advisor deems the risk/reward potential of the investment to be no longer optimal.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Advisor may invest in the

Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started for Class N shares.

Highest Quarterly Return 14.67% (1Q12)	Lowest Quarterly Return (4.82)% (2Q12)
The year to date return through September 30, 2013 is 19.76%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (since October 24, 2011)
Class N Shares
Return Before Taxes	16.92%	13.87%
Return After Taxes on Distributions	16.78%	13.71%
Return After Taxes on Distributions and Sale of Fund Shares	11.19%	11.80%

Class I Shares
Return Before Taxes	17.28%	14.17%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	16.13%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    David F. Hone, an Associate of the Advisor, manages the Fund. Mr. Hone has managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	0.95%	0.95%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.22%	0.12%

Total Annual Fund Operating Expenses	1.42%	1.07%
Fee Waiver and/or Expense Reimbursement*	0.07%	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.07%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.35% of average daily net assets for Class N shares until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for Class N shares for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$442	$770	$1,696
Class I	109	340	590	1,306

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to mid cap companies, but that may have market capitalizations above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of July 1, 2013, the Russell Midcap® Index included securities issued by companies that ranged in size between $785 million and $28 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 18.57% (2Q09)	Lowest Quarterly Return (22.57)% (4Q08)
The year to date return through September 30, 2013 is 20.79%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since February 1, 2006)
Class N Shares
Return Before Taxes	10.90%	4.42%	5.92%
Return After Taxes on Distributions	10.54%	4.09%	5.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.57%	3.78%	5.06%

Class I Shares
Return Before Taxes	11.30%	4.71%	6.22%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	4.57%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Robert C. Lanphier IV, a Partner of the Advisor, and David P. Ricci, a Partner of the Advisor, co-manage the Fund. Mr. Lanphier has co-managed the Fund since its inception in 2006. Mr. Ricci has co-managed the Fund since its inception in 2006.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR MID CAP VALUE FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	0.95%	0.95%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	2.20%	2.18%

Total Annual Fund Operating Expenses	3.40%	3.13%
Fee Waiver and/or Expense Reimbursement*	2.05%	2.03%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.10%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.35% and 1.10% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$854	$1,593	$3,547
Class I	112	775	1,462	3,297

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no larger than the largest capitalized company, and no smaller than the smallest capitalized company, included in the Russell Midcap® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to mid cap companies, but that may have market capitalizations above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Value Index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the mid cap value segment of the U.S. equity universe that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell Midcap® Value Index are considered representative of mid cap value companies. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of July 1, 2013, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $785 million and $21 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of mid cap companies may be more volatile and less liquid than the securities of large capitalized companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the

Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 14.09% (4Q11)	Lowest Quarterly Return (17.49)% (3Q11)
The year to date return through September 30, 2013 is 21.25%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (since May 3, 2010)
Class N Shares
Return Before Taxes	13.54%	7.93%
Return After Taxes on Distributions	12.81%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	9.78%	6.78%

Class I Shares
Return Before Taxes	13.77%	8.17%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	8.81%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Mark T. Leslie, a Partner of the Advisor, David S. Mitchell, a Partner of the Advisor, and Chad M. Kilmer, a Partner of the Advisor, co-manage the Fund. Mr. Leslie has co-managed the Fund since its inception in 2010. Mr. Mitchell has co-managed the Fund since its inception in 2010. Mr. Kilmer has co-managed the Fund since its inception in 2010.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	1.00%	1.00%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.22%	0.20%

Total Annual Fund Operating Expenses	1.47%	1.20%
Fee Waiver and/or Expense Reimbursement*	0.12%	0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%	1.10%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.35% and 1.10% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$453	$791	$1,747
Class I	112	371	650	1,446

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic growth companies that are expected to exhibit quality growth characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of July 1, 2013, the Russell Midcap® Index included securities issued by companies that ranged in size between $785 million and $28 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap and mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 22.08% (2Q09)	Lowest Quarterly Return (23.38)% (4Q08)
The year to date return through September 30, 2013 is 31.81%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since December 29, 2003)
Class N Shares
Return Before Taxes	12.20%	4.23%	7.34%
Return After Taxes on Distributions	11.76%	3.80%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.51%	3.55%	6.31%

Class I Shares
Return Before Taxes	12.36%	4.50%	7.60%

Russell 2500TM Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	7.07%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Karl W. Brewer, a Partner of the Advisor, Robert C. Lanphier IV, a Partner of the Advisor, and Matthew A. Litfin, a Partner of the Advisor, co-manage the Fund. Mr. Brewer has co-managed the Fund since its inception in 2003. Mr. Lanphier has co-managed the Fund since its inception in 2003. Mr. Litfin has co-managed the Fund since 2009.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL-MID CAP VALUE FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	1.00%	1.00%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	5.09%	4.88%

Total Annual Fund Operating Expenses	6.34%	5.88%
Fee Waiver and/or Expense Reimbursement*	4.94%	4.73%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.40% and 1.15% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s commencement of operations on December 15, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$1,439	$2,700	$5,709
Class I	117	1,328	2,517	5,400

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to small and mid cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell Midcap® Value Index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of July 1, 2013, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $785 million and $21 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap and mid cap companies may be more volatile and less liquid than the securities of large capitalized companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider the Fund for the aggressive portion of your portfolio. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started for Class N shares.

Highest Quarterly Return 9.67% (1Q12)	Lowest Quarterly Return (4.62)% (2Q12)
The year to date return through September 30, 2013 is 25.69%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (since December 15, 2011)
Class N Shares
Return Before Taxes	11.95%	16.18%
Return After Taxes on Distributions	10.96%	15.19%
Return After Taxes on Distributions and Sale of Fund Shares	8.14%	13.35%

Class I Shares
Return Before Taxes	12.22%	16.44%

Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	19.21%	23.03%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Mark T. Leslie, a Partner of the Advisor, David S. Mitchell, a Partner of the Advisor, and Chad M. Kilmer, a Partner of the Advisor, co-manage the Fund. Mr. Leslie has co-managed the Fund since its inception in 2011. Mr. Mitchell has co-managed the Fund since its inception in 2011. Mr. Kilmer has co-managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	1.10%	1.10%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.24%	0.25%

Total Annual Fund Operating Expenses	1.59%	1.35%
Fee Waiver and/or Expense Reimbursement*	0.09%	0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.25%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.50% and 1.25% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$493	$857	$1,882
Class I	127	418	730	1,615

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic growth companies that are expected to exhibit quality growth characteristics. The Fund’s investments in small cap companies may include a significant weighting to micro-cap companies (i.e., those with market capitalizations of $250 million or less at the time of the Fund’s investment). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index.

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of July 1, 2013, the Russell 2000® Index included securities issued by companies that ranged in size between $83 million and $4 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap companies may be more volatile and less liquid than securities of large cap companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for the Class N shares.

Highest Quarterly Return 37.12% (2Q09)	Lowest Quarterly Return (29.92)% (4Q08)
The year to date return through September 30, 2013 is 42.06%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	18.15%	1.40%	9.57%
Return After Taxes on Distributions	18.07%	1.19%	8.82%
Return After Taxes on Distributions and Sale of Fund Shares	11.89%	1.09%	8.28%

Class I Shares
Return Before Taxes	18.43%	1.69%	9.86%

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Michael P. Balkin, a Partner of the Advisor, and Karl W. Brewer, a Partner of the Advisor, co-manage the Fund. Mr. Balkin co-managed the Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. Mr. Brewer has managed or co-managed the Fund since its inception in 1999.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR SMALL CAP VALUE FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small Cap Value Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	1.10%	1.10%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.25%	0.19%

Total Annual Fund Operating Expenses	1.60%	1.29%
Fee Waiver and/or Expense Reimbursement*	0.10%	0.04%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.25%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.50% and 1.25% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$495	$861	$1,892
Class I	127	405	704	1.553

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and value prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Value Index.

The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the market capitalization range of the companies included in the index. As of July 1, 2013, the Russell 2000® Value Index included securities issued by companies that ranged in size between $83 million and $3 billion.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of small cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. The securities of small cap companies may be more volatile and less liquid than the securities of large capitalized companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less).

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’

allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 25.22% (2Q03)	Lowest Quarterly Return (23.20)% (4Q08)
The year to date return through September 30, 2013 is 27.77%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	12.49%	5.11%	8.76%
Return After Taxes on Distributions	12.32%	4.92%	6.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.35%	4.38%	7.10%

Class I Shares
Return Before Taxes	12.73%	5.32%	8.98%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Mark T. Leslie, a Partner of the Advisor, David S. Mitchell, a Partner of the Advisor, and Chad M. Kilmer, a Partner of the Advisor, co-manage the Fund. Mr. Leslie has co-managed the Fund since 2005. Mr. Mitchell has managed or co-managed the Fund since its inception in 1996. Mr. Kilmer has co-managed the Fund since 2006.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR GLOBAL LEADERS FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Global Leaders Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares)	0.59%	0.56%	0.26%

Total Annual Fund Operating Expenses	1.84%	1.56%	1.26%
Fee Waiver and/or Expense Reimbursement*	0.34%	0.31%	0.16%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.25%	1.10%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.50%, 1.25% and 1.10% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$546	$964	$2,131
Class I	127	462	821	1,830
Institutional Class	112	384	676	1,509

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund’s investments are normally allocated among at least six different countries and no more than 65% of the Fund’s equity holdings may be invested in securities of issuers in any one country at any given time. Under normal market conditions at least 40% of the Fund’s assets will be invested in companies located outside the United States. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of companies throughout the world, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 22.51% (2Q09)	Lowest Quarterly Return (28.37)% (4Q08)
The year to date return through September 30, 2013 is 12.67%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since October 15, 2007)
Class N Shares
Return Before Taxes	17.25%	(0.66)%	(0.84)%
Return After Taxes on Distributions	17.20%	(0.69)%	(0.87)%
Return After Taxes on Distributions and Sale of Fund Shares	11.28%	(0.57)%	(0.72)%

Class I Shares
Return Before Taxes	17.64%	(0.41)%	(0.56)%

MSCI All Country World IMI (net) (reflects no deduction for fees, expenses or taxes)	16.38%	(0.73)%	(1.56)%

The Institutional Class shares were first issued on December 18, 2012 and do not have annual returns for a full calendar year. The returns for the Institutional Class shares will be substantially similar to those of the Class N shares shown in the bar chart and table above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Institutional Class shares will differ from the Class N shares only to the extent that the expenses of the classes differ.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Kenneth J. McAtamney, a Partner of the Advisor, and David C. Fording, a Partner of the Advisor, co-manage the Fund. Mr. McAtamney has co-managed the Fund since 2008. Mr. Fording has co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR GLOBAL SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Global Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses* (includes a shareholder administration fee for Class N and Class I shares)	0.41%	0.41%	0.26%

Total Annual Fund Operating Expenses	1.66%	1.41%	1.26%
Fee Waiver and/or Expense Reimbursement**	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.40%	1.25%

*	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until April 10, 2013.
**	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.65%, 1.40% and 1.25% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s commencement of operations on April 10, 2013 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$168	$522
Class I	143	445
Institutional Class	127	399

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by small cap companies worldwide that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a float adjusted market capitalization at the time of purchase of $5 billion or less. Securities of companies whose float adjusted market capitalizations no longer meet this definition of small cap after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 65% of the Fund’s equity holdings may be invested in securities of issuers in any one country at any given time. Under normal market conditions at least 40% of the Fund’s assets will be invested in companies located outside the United States. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World (ACWI) Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of global small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Andrew G. Flynn, a Partner of the Advisor, and Matthew A. Litfin, a Partner of the Advisor, co-manage the Fund. Karl W. Brewer, a Partner of the Advisor, and Jeffrey A. Urbina, a Partner of the Advisor, are senior advisors on the Fund. Messrs. Flynn, Litfin, Brewer and Urbina have been members of the Fund’s portfolio management team since the Fund’s inception in 2013.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INTERNATIONAL LEADERS FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Leaders Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses* (includes a shareholder administration fee for Class N and Class I shares)	0.57%	0.57%	0.42%

Total Annual Fund Operating Expenses	1.77%	1.52%	1.37%
Fee Waiver and/or Expense Reimbursement**	0.32%	0.32%	0.32%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	1.20%	1.05%

*	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until August 16, 2012.
**	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.45%, 1.20% and 1.05% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s commencement of operations on August 16, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$148	$526	$929	$2,057
Class I	122	449	799	1,785
Institutional Class	107	402	719	1,618

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (August 16, 2012 through December 31, 2012), the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 40-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 40% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Because the Fund may focus its investments in a limited number of securities, its performance may be more volatile than a fund that invests in a greater number of securities. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Kenneth J. McAtamney, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. McAtamney has co-managed the Fund since its inception in 2012. Mr. Fennell has co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	1.10%	1.10%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.36%	0.34%

Total Annual Fund Operating Expenses	1.71%	1.44%
Fee Waiver and/or Expense Reimbursement*	0.26%	0.24%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	1.20%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.45% and 1.20% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$148	$513	$904	$1,998
Class I	122	432	764	1,704

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign large capitalization (“large cap”) and medium capitalization (“mid cap”) companies that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest up to 20% of its net assets in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. To a limited extent, the Fund may also invest in small capitalization (“small cap”) companies.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 22.86% (2Q09)	Lowest Quarterly Return (27.12)% (3Q08)
The year to date return through September 30, 2013 is 12.12%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since May 24, 2004)
Class N Shares
Return Before Taxes	17.57%	(5.03)%	4.01%
Return After Taxes on Distributions	16.84%	(5.23)%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares	11.91%	(4.25)%	3.46%

Class I Shares
Return Before Taxes	17.89%	(4.80)%	4.28%

MSCI World Ex-U.S. (net) (reflects no deduction for fees, expenses or taxes)	16.41%	(3.43)%	5.98%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    David Merjan, a Partner of the Advisor, manages the Fund. Mr. Merjan has managed or co-managed the Fund since 2008.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Institutional International Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.16%

Total Annual Fund Operating Expenses	1.16%
Fee Waiver and/or Expense Reimbursement	0.06%	*

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.10% of average daily net assets until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$363	$633	$1,404

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign large capitalization

(“large cap”) and medium capitalization (“mid cap”) companies that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest up to 30% of its net assets in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. To a limited extent, the Fund may also invest in small capitalization (“small cap”) companies.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 23.09% (2Q09)	Lowest Quarterly Return (27.47)% (3Q08)
The year to date return through September 30, 2013 is 12.48%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since December 1, 2004)
Return Before Taxes	18.31%	(4.93)%	3.62%
Return After Taxes on Distributions	18.07%	(5.16)%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares	12.22%	(4.17)%	3.07%

MSCI World Ex-U.S. (net) (reflects no deduction for fees, expenses or taxes)	16.41%	(3.43)%	4.32%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    David Merjan, a Partner of the Advisor, manages the Fund. Mr. Merjan has managed or co-managed the Fund since 2008.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	1.00%	1.00%
Distribution (Rule 12b-1) Fee	0.25%	None
Other Expenses	0.19%	0.15%

Total Annual Fund Operating Expenses	1.44%	1.15%

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$147	$456	$787	$1,724
Class I	117	365	633	1,398

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 28.32% (2Q09)	Lowest Quarterly Return (26.55)% (4Q08)
The year to date return through September 30, 2013 is 10.57%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	23.67%	(2.95)%	9.88%
Return After Taxes on Distributions	22.93%	(3.31)%	9.20%
Return After Taxes on Distributions and Sale of Fund Shares	15.90%	(2.59)%	8.74%

Class I Shares
Return Before Taxes	23.96%	(2.67)%	10.18%

MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)	17.04%	(2.59)%	10.16%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Jeffrey A. Urbina, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. Urbina and Mr. Fennell have co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Institutional International Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.94%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.98%

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 28.07% (2Q09)	Lowest Quarterly Return (26.62)% (3Q08)
The year to date return through September 30, 2013 is 10.81%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years

Return Before Taxes	24.11%	(2.47)%	10.31%
Return After Taxes on Distributions	23.24%	(2.90)%	9.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.18%	(2.22)%	9.04%

MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)	17.04%	(2.59)%	10.16%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Jeffrey A. Urbina, a Partner of the Advisor, and Simon Fennell, a Partner of the Advisor, co-manage the Fund. Mr. Urbina and Mr. Fennell have co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares)	0.36%	0.30%	0.08%

Total Annual Fund Operating Expenses	1.61%	1.30%	1.08%

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$508	$876	$1,911
Class I	132	412	713	1,568
Institutional Class	110	343	595	1,317

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign small cap companies, that the Advisor believes have above-average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a float adjusted market capitalization at the time of purchase of $5 billion or less. Securities of companies whose float adjusted market capitalizations no longer meet this definition of small cap company after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of foreign small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 32.58% (2Q09)	Lowest Quarterly Return (29.47)% (4Q08)
The year to date return through September 30, 2013 is 19.69%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since November 1, 2005)
Class N Shares
Return Before Taxes	20.73%	0.21%	6.15%
Return After Taxes on Distributions	20.30%	0.05%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares	13.83%	0.13%	5.25%

Class I Shares
Return Before Taxes	21.10%	0.56%	6.49%

Institutional Class Shares
Return Before Taxes	21.36%	0.74%	6.68%

MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	18.52%	(0.39)%	5.99%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Jeffrey A. Urbina, a Partner of the Advisor, and Andrew G. Flynn, a Partner of the Advisor, co-manage the Fund. Mr. Urbina has managed or co-managed the Fund since its inception in 2005. Mr. Flynn has co-managed the Fund since 2013.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The Fund is closed to new investors. Shares are only available to certain investors. See “Your Account—International Small Cap Growth Fund, Emerging Markets Growth Fund and Emerging Markets Small Cap Growth Fund” for information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR EMERGING MARKETS LEADERS FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Markets Leaders Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	1.10%	1.10%	1.10%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares)	0.75%	0.65%	0.49%

Total Annual Fund Operating Expenses	2.10%	1.75%	1.59%
Fee Waiver and/or Expense Reimbursement*	0.45%	0.35%	0.34%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.40%	1.25%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.65%, 1.40% and 1.25% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$615	$1,088	$2,396
Class I	143	517	916	2,033
Institutional Class	127	469	834	1,861

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Because the Fund may focus its investments in a limited number of securities, its performance may be more volatile than a fund that invests in a greater number of securities. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns. The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class I shares.

Highest Quarterly Return 33.74% (2Q09)	Lowest Quarterly Return (29.64)% (4Q08)
The year to date return through September 30, 2013 is (3.59)%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class I shares and on a before-tax basis for Class N shares and Institutional

Class shares. After-tax returns for Class N shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Since Share Class Inception (May 3, 2010)
Class N Shares
Return Before Taxes	20.37%	5.27%

MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	18.22%	4.29%
MSCI Emerging Markets Large Cap Index (net) (reflects no deduction for fees, expenses or taxes)	17.79%	4.40%

	1 Year	Life of the Fund (since March 26, 2008)
Class I Shares
Return Before Taxes	20.64%	0.60%
Return After Taxes on Distributions	20.52%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares	13.57%	0.43%

Institutional Class Shares
Return Before Taxes	20.97%	0.75%

MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	18.22%	1.43%
MSCI Emerging Markets Large Cap Index (net) (reflects no deduction for fees, expenses or taxes)	17.79%	1.32%

On December 31, 2012, the Fund’s benchmark changed from the MSCI Emerging Markets Large Cap Index (net) to the MSCI Emerging Markets Index (net). The primary reason for this change is to compare the Fund to a benchmark that more closely reflects the market capitalization focus the Fund uses in its investment strategy.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Todd M. McClone, a Partner of the Advisor, and Jeffrey A. Urbina, a Partner of the Advisor, co-manage the Fund. Mr. McClone has co-managed the Fund since its inception in 2008. Mr. Urbina has co-managed the Fund since its inception in 2008.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR EMERGING MARKETS GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	1.10%	1.10%	1.10%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares)	0.34%	0.31%	0.10%

Total Annual Fund Operating Expenses	1.69%	1.41%	1.20%

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$172	$533	$918	$1,998
Class I	144	446	771	1,691
Institutional Class	122	381	660	1,455

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes that the Advisor believes have above-average growth, profitability and quality characteristics. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging markets countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 34.01% (2Q09)	Lowest Quarterly Return (32.72)% (3Q08)
The year to date return through September 30, 2013 is (2.31)%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since June 6, 2005)
Class N Shares
Return Before Taxes	20.70%	(3.88)%	11.11%
Return After Taxes on Distributions	20.61%	(4.79)%	9.80%
Return After Taxes on Distributions and Sale of Fund Shares	13.58%	(3.57)%	9.46%

Class I Shares
Return Before Taxes	21.01%	(3.63)%	11.39%

Institutional Class Shares
Return Before Taxes	21.28%	(3.46)%	11.58%

MSCI Emerging Markets IMI (net) (reflects no deduction for fees, expenses or taxes)	18.68%	(0.70)%	11.50%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Todd M. McClone, a Partner of the Advisor, and Jeffrey A. Urbina, a Partner of the Advisor, co-manage the Fund. Mr. McClone has co-managed the Fund since its inception in 2005. Mr. Urbina has co-managed the Fund since its inception in 2005.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The Fund is closed to new investors. Shares are only available to certain investors. See “Your Account—International Small Cap Growth Fund, Emerging Markets Growth Fund and Emerging Markets Small Cap Growth Fund” for information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Markets Small Cap Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	1.10%	1.10%	1.10%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares)	3.41%	3.30%	1.22%

Total Annual Fund Operating Expenses	4.76%	4.40%	2.32%
Fee Waiver and/or Expense Reimbursement*	3.11%	3.00%	1.07%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.40%	1.25%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.65%, 1.40% and 1.25% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s commencement of operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$1,154	$2,145	$4,643
Class I	143	1,060	1,988	4,358
Institutional Class	127	622	1,143	2,573

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a float adjusted market capitalization at the time of purchase no larger than the greater of $3 billion or the largest capitalized company included in the MSCI Emerging Markets Small Cap Index (net). Securities of companies whose float adjusted market capitalizations no longer meet this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started for Class N shares.

Highest Quarterly Return 20.97% (1Q12)	Lowest Quarterly Return (5.52)% (2Q12)
The year to date return through September 30, 2013 is 6.24%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (since October 24, 2011)
Class N Shares
Return Before Taxes	34.23%	25.19%
Return After Taxes on Distributions	34.12%	25.11%
Return After Taxes on Distributions and Sale of Fund Shares	22.39%	21.48%

Class I Shares
Return Before Taxes	34.62%	25.49%

MSCI Emerging Markets Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	22.22%	12.05%

The Institutional Class shares were first issued on December 20, 2012 and do not have annual returns for a full calendar year. The returns for the Institutional Class shares will be substantially similar to those of the Class N shares shown in the bar chart and table above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Institutional Class shares will differ from the Class N shares only to the extent that the expenses of the classes differ.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Todd M. McClone, a Partner of the Advisor, and Jeffrey A. Urbina, a Partner of the Advisor, co-manage the Fund. Mr. McClone has co-managed the Fund since its inception in 2011. Mr. Urbina has co-managed the Fund since its inception in 2011.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The Fund is closed to new investors. Shares are only available to certain investors. See “Your Account—International Small Cap Growth Fund, Emerging Markets Growth Fund and Emerging Markets Small Cap Growth Fund” for information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR BOND FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fee	0.15%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares )	0.36%	0.26%	0.08%

Total Annual Fund Operating Expenses	0.81%	0.56%	0.38%
Fee Waiver and/or Expense Reimbursement*	0.16%	0.06%	0.03%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.50%	0.35%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.65%, 0.50% and 0.35% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$66	$243	$434	$987
Class I	51	173	307	696
Institutional Class	36	119	210	477

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in seeking to achieve the Fund’s investment objective. The Fund’s investments may have variable rates of interest. The Fund invests primarily in U.S. dollar denominated, investment grade fixed-income securities. A security is considered to be investment grade if it is rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”). No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

The Fund’s assets will principally be invested in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; corporate debt securities issued by domestic and foreign companies; and mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The Fund may also invest in Rule 144A securities.

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Barclays U.S. Aggregate Index (the “Benchmark”). As of October 24, 2013, the modified adjusted duration of the Benchmark was 5.23 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

PRINCIPAL RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in below investment grade securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 4.86% (3Q09)	Lowest Quarterly Return (1.63)% (3Q08)
The year to date return through September 30, 2013 is (2.53)%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of the Fund (since May 1, 2007)
Class N Shares
Return Before Taxes	8.33%	7.23%	6.97%
Return After Taxes on Distributions	6.72%	5.55%	5.32%
Return After Taxes on Distributions and Sale of Fund Shares	5.53%	5.23%	5.03%

Class I Shares
Return Before Taxes	8.54%	7.39%	7.14%

Institutional Class Shares
Return Before Taxes	8.61%	7.55%	7.29%

Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	6.11%

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Christopher T. Vincent, a Partner of the Advisor, and Paul J. Sularz, a Partner of the Advisor, co-manage the Fund. Mr. Vincent has managed or co-managed the Fund since its inception in 2007. Mr. Sularz has co-managed the Fund since 2010.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR INCOME FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I
Management Fee	0.42%	0.42%
Distribution (Rule 12b-1) Fee	0.15%	None
Other Expenses	0.26%	0.16%

Total Annual Fund Operating Expenses	0.83%	0.58%

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$85	$265	$460	$1,025
Class I	59	186	324	726

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    As a matter of fundamental policy, under normal market conditions, the Fund invests at least 90% of its total assets in the following: (a) U.S. dollar-denominated corporate debt securities (domestic or foreign) with long-term ratings of “A –” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Rating Organizations”); (b) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (c) collateralized obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities (the Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A –” or better, or an equivalent rating, by one of the Rating Organizations); and (d) commercial paper obligations rated within the highest grade by one of the Rating Organizations. The Fund may also invest in Rule 144A securities.

The Advisor seeks to outperform the Barclays U.S. Intermediate Government/Credit Bond Index through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

Up to 10% of the Fund’s total assets may be invested in securities that at the time of purchase are debt securities that are rated lower than “A –” but at least “BBB –” (or its equivalent) by at least one of the Rating Organizations by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB –”. Securities that are downgraded below “BBB –” (or its equivalent) after purchase may continue to be held in the Fund. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. Debt securities rated below “BBB –” (or its equivalent) are commonly referred to as “high-yield” or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are often less liquid than investment grade debt securities.

PRINCIPAL RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 4.59% (2Q09)	Lowest Quarterly Return (3.90)% (3Q08)
The year to date return through September 30, 2013 is (1.74)%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	6.00%	4.85%	3.75%
Return After Taxes on Distributions	4.76%	3.33%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares	3.89%	3.24%	2.17%

Class I Shares
Return Before Taxes	6.28%	5.06%	3.94%

Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Christopher T. Vincent, a Partner of the Advisor, manages the Fund. Mr. Vincent has managed or co-managed the Fund since 2002.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR LOW DURATION FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Low Duration Fund seeks to maximize total return. Total return includes both income and capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Institutional Class
Management Fee	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fee	0.15%	None	None
Other Expenses (includes a shareholder administration fee for Class N and Class I shares)	0.29%	0.27%	0.11%

Total Annual Fund Operating Expenses	0.74%	0.57%	0.41%
Fee Waiver and/or Expense Reimbursement*	0.04%	0.02%	0.01%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.55%	0.40%

*	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.70%, 0.55% and 0.40% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$72	$233	$408	$915
Class I	56	181	316	712
Institutional Class	41	131	229	517

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    The Fund seeks to maximize total return by investing in a diversified portfolio of investment grade low duration debt securities. Total return includes both income and capital appreciation. The Fund seeks to outperform the Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. The Advisor also actively manages the Fund’s average duration relative to the Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index.

The Fund invests primarily in investment grade debt securities rated in the highest three categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may also invest in Rule 144A securities.

The anticipated weighted average duration for the Fund is between 0.5 to 2 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in Section 4(2) commercial paper. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

PRINCIPAL RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class N shares.

Highest Quarterly Return 1.15% (3Q12)	Lowest Quarterly Return 0.04% (4Q12)
The year to date return through September 30, 2013 is (1.12)%

Average Annual Total Returns (For the periods ended December 31, 2012).    The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares and Institutional Class shares. After-tax returns for Class I shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund (since December 1, 2009)
Class N Shares
Return Before Taxes	2.80%	1.87%
Return After Taxes on Distributions	1.85%	1.02%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.10%

Class I Shares
Return Before Taxes	2.96%	2.02%

Institutional Class Shares
Return Before Taxes	3.01%	2.17%

Bank of America Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.24%	0.48%

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Christopher T. Vincent, a Partner of the Advisor, and Paul J. Sularz, a Partner of the Advisor, co-manage the Fund. Mr. Vincent has co-managed the Fund since its inception in 2009. Mr. Sularz has co-managed the Fund since its inception in 2009.

PURCHASE AND SALE OF FUND SHARES:

Class N Share Purchase.    The minimum initial investment for a regular account or Individual Retirement Account is $2,500. The minimum subsequent investment is $1,000. Certain exceptions to the minimum initial and subsequent amounts may apply. See “Your Account—Class N Shares” for additional information on eligibility requirements applicable to purchasing Class N shares.

Class I Share Purchase.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for additional information on the eligibility requirements applicable to purchasing Class I shares.

Institutional Class Share Purchase.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amount may apply. Institutional Class shares are only available to certain investors. See “Your Account—Institutional Class Shares” for additional information on eligibility requirements applicable to purchasing Institutional Class shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WILLIAM BLAIR READY RESERVES FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.24%
Service Fee	0.35%
Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.62%

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

PRINCIPAL INVESTMENT STRATEGIES:    The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top two categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share although there is no guarantee that the net asset value of $1.00 per share of the Fund will be maintained. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

PRINCIPAL RISKS OF INVESTING:    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect the Advisor to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 1.18% (4Q06)	Lowest Quarterly Return 0.00% (4Q09)
The year to date return through September 30, 2013 is 0.01%

Average Annual Total Returns (For the periods ended December 31, 2012).

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	0.01%	0.47%	1.55%
AAA Rated Money Market Funds	0.01%	0.49%	1.52%

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

MANAGEMENT:

Investment Advisor.    William Blair & Company, L.L.C. is the investment advisor of the Fund.

Portfolio Manager(s).    Christopher T. Vincent, a Partner of the Advisor and Kathleen M. Lynch, an Associate of the Advisor, co-manage the Fund. Mr. Vincent has managed or co-managed the Fund since 2003. Ms. Lynch has co-managed the Fund since 2010.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    Class N shares of the Ready Reserves Fund are available only to investors who acquire the shares directly through the Trust’s distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares. To open an account, the minimum initial investment for regular accounts and Individual Retirement Accounts (“IRAs”) is $2,500. To add to an account, the subsequent minimum investment is $1.00. The Fund may accept smaller amounts under a group payroll deduction or similar plan.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred investment plan. If you are investing through a tax-deferred investment plan, you may be subject to taxes after exiting the tax-deferred investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objectives and Strategies

The Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund each seek long-term capital appreciation.

The Bond Fund seeks to outperform the Barclay’s Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

The Income Fund seeks a high level of current income with relative stability of principal.

The Low Duration Fund seeks to maximize total return. Total return includes both income and capital appreciation.

The Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

The Summary Sections describe each Fund’s principal investment policies and strategies intended to achieve each Fund’s investment objective. The investment types detailed in each Fund’s Summary Section are further described in the Investment Glossary included in this prospectus and in the Statement of Additional Information. For each Fund with an 80% investment policy, the Fund will provide shareholders with at least 60 days notice of any changes to its 80% investment policy.

Forward Foreign Currency Transactions.    The Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund may engage in forward foreign currency contracts as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities that the Fund holds or intends to purchase. A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. A Fund will not engage in forward currency contracts in which the specified future date is more than one year from the time of entering into the contract. A Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency. The Investment Glossary included in this prospectus and the Statement of Additional Information contain additional information regarding forward foreign currency contracts.

Futures, Options and Swaps.    The Bond Fund, the Income Fund and the Low Duration Fund may use futures, options and swaps to hedge against movements in interest rates and credit spreads and to manage duration. Specifically, each Fund may purchase or sell futures contracts on U.S. Treasury securities, buy options on futures and enter into credit default swaps on a credit default swap index.

Mortgage-Backed TBAs.    The Bond Fund, the Income Fund and the Low Duration Fund may purchase and sell mortgage-backed to-be-announced (TBA) securities to hedge against movements in interest rates and for risk management purposes.

The Investment Glossary included in this prospectus and the Statement of Additional Information contain additional information regarding the investment types described above.

Temporary Defensive Position.    Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. For temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Portfolio Turnover.    No Fund intends to trade portfolio securities for the purpose of realizing short-term profits. However, each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by a Fund. In addition, a Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower a Fund’s effective return for investors.

Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Funds.

Portfolio Holdings.    A description on the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

U.S. Equity and Global/International Funds

	Market	Style	Smaller Company	Liquidity	Focus	Foreign Investments	Emerging Markets	Geographic	New Fund	Derivatives	Operating Expenses
Growth Fund	✓	✓	✓	✓	✓
Large Cap Growth Fund	✓	✓		✓	✓
Large Cap Value Fund	✓	✓		✓	✓				✓
Mid Cap Growth Fund	✓	✓	✓	✓	✓
Mid Cap Value Fund	✓	✓	✓	✓	✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓	✓
Small-Mid Cap Value Fund	✓	✓	✓	✓	✓				✓
Small Cap Growth Fund	✓	✓	✓	✓	✓
Small Cap Value Fund	✓	✓	✓	✓	✓
Global Leaders Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
Global Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Leaders Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Equity Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
Institutional International Equity Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
International Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
Institutional International Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
International Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
Emerging Markets Leaders Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
Emerging Markets Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓		✓	✓
Emerging Markets Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Fixed-Income Funds

	Market	Liquidity	Focus	Foreign Investments	Derivatives	Interest Rate	Credit	Mortgage Backed/ Asset Backed Securities	Income	Credit Default Swap	Mortgage- Backed To-Be- Announced (TBA) Securities	Swap
Bond Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Income Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Low Duration Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Ready Reserves Fund		✓	✓	✓		✓	✓	✓	✓

Equity Funds General.    Because each equity Fund invests substantially all of its assets in equity securities, the main risk is that the value of the equity securities it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, a Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result.

Market Risk.    Except for the Ready Reserves Fund, which values its assets using the amortized cost method, the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Style Risk.    Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for a Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Smaller Company Risk.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, each of the Funds that invest in small cap stocks may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Funds, “micro-cap” companies are those with market capitalizations of $250 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small cap companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund. Securities subject to liquidity risk in which a Fund may invest include emerging market securities, stocks of smaller companies, private placements, Rule 144A securities, below investment grade securities and other securities without an established market.

Focus Risk.    To the extent that a Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

For the International Leaders Fund and the Emerging Markets Leaders Fund, because each Fund may focus its investments in a limited number of securities, its performance may be more volatile than a fund that invests in a greater number of securities. If securities in which these Funds invest perform poorly, the Funds could incur greater losses than they would have had they invested in a greater number of securities.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect a Fund’s investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets.

Foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held by a Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of a Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries.

The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Geographic Risk.    Although the Funds investing primarily in foreign securities currently intend to maintain geographic diversification, the Funds have the flexibility to invest no more than 50% (65% for Global Leaders Fund and Global Small Cap Growth Fund) of their equity holdings in securities of issuers in any one country. To the extent that a Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes a Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

New Fund Risk.    Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Derivatives Risk.    The risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose a Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even result in losses to a Fund. The use of derivatives by a Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Operating Expenses.    The Funds investing primarily in foreign securities are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. securities because expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. The Funds sell and redeem shares in U.S. dollars and there are costs associated with converting holdings in foreign currencies to U.S. dollars. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Federal Income Taxes.”)

Interest Rate Risk.    Normally, the values of fixed-income securities vary inversely with changes in prevailing interest rates. The value of a Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by a Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. A Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Credit Risk.    The value of a Fund’s securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which a Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which a Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

A Fund’s investments in below investment grade securities (e.g., high yield or junk bonds) may have additional credit risk. Securities rated below BBB by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default. For a description of ratings, see Appendix B in the Statement of Additional Information.

Mortgage-Backed/Asset-Backed Securities Risk.    The value of a Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

Income Risk.    Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. A Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Credit Default Swap Risk.    Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, a Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If a Fund is selling credit protection, there is a risk that a credit event will occur and that a Fund will have to pay the counterparty. If a Fund is buying credit protection, there is a risk that no credit event will occur and a Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on a Fund.

Mortgage-Backed To-Be-Announced (TBA) Securities Risk.    To the extent a Fund purchases or sells mortgage-backed to-be-announced (TBA) securities, a Fund is subject to the risk that the counterparty may fail to consummate the transaction, which could cause a Fund to miss the opportunity to obtain a price or yield considered to be advantageous. Mortgage-backed TBAs may also have a leverage-like effect on a Fund and may cause a Fund to be more volatile. To the extent a Fund “rolls over” mortgage-backed TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Swap Risk.    Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money.

MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include overseeing the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2012, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 75 years ago by William McCormick Blair. As of June 30, 2013, the firm had over 1,200 employees including approximately 174 partners.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. As of June 30, 2013 the department managed over $52 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 49 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2012, each Fund was contractually obligated to pay the Advisor an investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Growth Fund	0.75%
Large Cap Growth Fund	0.80%
Large Cap Value Fund	0.80%
Mid Cap Growth Fund	0.95%
Mid Cap Value Fund	0.95%
Small-Mid Cap Growth Fund	1.00%
Small-Mid Cap Value Fund	1.00%
Small Cap Growth Fund	1.10%
Small Cap Value Fund	1.10%
Global Leaders Fund	1.00%
Global Small Cap Growth Fund	1.00%
International Leaders Fund	0.95%
International Equity Fund	1.10%	(1)
Institutional International Equity Fund	1.00%	(2)
International Growth Fund	1.00%	(3)
Institutional International Growth Fund	0.94%	(4)
International Small Cap Growth Fund	1.00%
Emerging Markets Leaders Fund	1.10%
Emerging Markets Growth Fund	1.10%
Emerging Markets Small Cap Growth Fund	1.10%
Bond Fund	0.30%
Income Fund	0.42%	(5)
Low Duration Fund	0.30%
Ready Reserves Fund	0.24%	(6)

(1)	The International Equity Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $250 million.
(2)	The Institutional International Equity Fund pays an advisory fee at a rate of 1.00% of the first $500 million of the Fund’s average daily net assets; plus 0.95% of the next $500 million of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $1 billion.
(3)	The International Growth Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the next $4.75 billion of the Fund’s average daily net assets; plus 0.95% of the next $5 billion of the Fund’s average daily net assets; plus 0.925% of the next $5 billion of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $15 billion.
(4)	The Institutional International Growth Fund pays an advisory fee at a rate of 1.00% of the first $500 million of the Fund’s average daily net assets; plus 0.95% of the next $500 million of the Fund’s average daily net assets; plus 0.90% of the next $1.5 billion of the Fund’s average daily net assets; plus 0.875% of the next $2.5 billion of the Fund’s average daily net assets; plus 0.85% of the next $5 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
(5)	The Income Fund pays an advisory fee at a rate of 0.25% of the first $250 million of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $250 million; plus 5% of the gross income earned by the Fund.
(6)	The Ready Reserves Fund pays an advisory fee at a rate of 0.275% of the first $250 million of the Fund’s average daily net assets; plus 0.25% of the next $250 million of the Fund’s average daily net assets; plus 0.225% of the next $2 billion of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $2.5 billion.

Expense Waivers. The Advisor has entered into a contractual agreement with each Fund listed below to waive fees and/or reimburse expenses, if necessary, in order to limit the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) to the levels reflected in the table below until October 31, 2014. The agreement terminates upon the earlier of October 31, 2014 or the termination of the investment advisory agreement.

	Class N Shares	Class I Shares	Institutional Shares
Growth Fund	N/A	N/A	N/A
Large Cap Growth Fund	1.20%	0.95%	N/A
Large Cap Value Fund	1.20%	0.95%	N/A
Mid Cap Growth Fund	1.35%	1.10%	N/A
Mid Cap Value Fund	1.35%	1.10%	N/A
Small-Mid Cap Growth Fund	1.35%	1.10%	N/A
Small-Mid Cap Value Fund	1.40%	1.15%	N/A
Small Cap Growth Fund	1.50%	1.25%	N/A
Small Cap Value Fund	1.50%	1.25%	N/A
Global Leaders Fund	1.50%	1.25%	1.10%
Global Small Cap Growth Fund	1.65%	1.40%	1.25%
International Leaders Fund	1.45%	1.20%	1.05%
International Equity Fund	1.45%	1.20%	N/A
Institutional International Equity Fund	N/A	N/A	1.10%
International Growth Fund	1.45%	1.20%	N/A
Institutional International Growth Fund	N/A	N/A	N/A
International Small Cap Growth Fund	1.65%	1.40%	1.25%
Emerging Markets Leaders Fund	1.65%	1.40%	1.25%

	Class N Shares	Class I Shares	Institutional Shares
Emerging Markets Growth Fund	1.70%	1.45%	1.30%
Emerging Markets Small Cap Growth Fund	1.65%	1.40%	1.25%
Bond Fund	0.65%	0.50%	0.35%
Income Fund	0.85%	0.70%	N/A
Low Duration Fund	0.70%	0.55%	0.40%
Ready Reserves Fund	N/A	N/A	N/A

Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee. For the Large Cap Value Fund, the Small-Mid Cap Value Fund, the Global Small Cap Growth Fund, the International Leaders Fund and the Emerging Markets Small Cap Growth Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s commencement of operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the applicable operating expense limitation. From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Ready Reserves Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

Board Considerations of Investment Management Agreement.    The Semi-Annual Report for the period ending June 30, 2013 contains a discussion regarding the factors the Board of Trustees considered for the renewal (approval for Global Small Cap Growth Fund) of the Investment Management Agreement for each Fund, except the International Leaders Fund. The Annual Report for the period ended December 31, 2012 contains a discussion regarding the factors the Board of Trustees considered for the approval of the Investment Management Agreement for the International Leaders Fund.

Portfolio Management

Additional information is provided below on each Fund’s portfolio manager(s) identified in the Summary section. The Statement of Additional Information provides additional information about the portfolio managers including the structure of their compensation, other accounts they manage and their ownership of securities in the Funds.

For each Fund that is managed by a portfolio management team, except the Global Small Cap Growth Fund, each member of the portfolio management team has equal responsibility for the Fund’s investment strategy, asset allocation, portfolio construction and security selection. For Global Small Cap Growth Fund, the Fund is co-managed by Andrew G. Flynn and Matthew A. Litfin. They are responsible for investment strategy, asset allocation, portfolio construction and security selection. In addition, Jeffrey A. Urbina is a senior advisor on the Fund with responsibility for portfolio strategy, and Karl W. Brewer is a senior advisor on the Fund with strategic and stock specific responsibilities. They are supported by a team of research analysts.

Michael P. Balkin, a Partner of William Blair & Company, L.L.C., co-managed the Small Cap Growth Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management. Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Small Cap Growth Fund from its inception in 1999 to 2005. Education: B.A., Northwestern University.

Karl W. Brewer, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Small Cap Growth Fund since its inception in 1999 and the Small-Mid Cap Growth Fund since its inception in 2003. He has been a senior advisor on the Global Small Cap Growth Fund since its inception in 2013. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap

Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Simon Fennell, a Partner of William Blair & Company, L.L.C., has co-managed the International Growth Fund since 2013, the Institutional International Growth Fund since 2013 and the International Leaders Fund since 2013 along with associated separate accounts and commingled fund portfolios. He joined the firm in 2011 as a research analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, he was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks. Previously, he was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Andrew G. Flynn, CFA, a Partner of William Blair & Company, L.L.C., has co-managed the Global Small Cap Growth Fund since its inception in 2013 and the International Small Cap Growth Fund since 2013. Mr. Flynn joined the International team in 2007 and conducts research on small cap Technology, Media and Telecom Services stocks. Prior to joining the International team, Mr. Flynn focused on domestic Consumer and Industrial companies at the Advisor for two years. Before joining William Blair, Mr. Flynn was employed as a Senior Equity Analyst and Portfolio Manager at Northern Trust specializing in mid and small cap growth companies. Prior to that he worked as a Senior Equity Analyst at Scudder Kemper Investments and began his career at Fidelity Investments as a Research Assistant. Mr. Flynn is a Chartered Financial Analyst, and a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Economics, University of Kansas; M.B.A., Finance emphasis, University of North Carolina at Chapel Hill.

David C. Fording, a Partner of William Blair & Company, L.L.C., has co-managed the Growth Fund since 2006 and the Global Leaders Fund since 2013. He joined William Blair in November of 2005 as a co-portfolio manager of the Investment Management Department’s Institutional All Cap Growth Team. He joined the firm from TIAA-CREF Investment Management, Inc. where he spent 10 years, most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF’s Large Cap Growth portfolio management team from 1997 to 1999. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Tufts University; M.B.A, Stern School of Business, New York University.

James S. Golan, a Partner with William Blair & Company, L.L.C., has co-managed the Large Cap Growth Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the Investment Management Department’s Institutional Large Cap Growth Team as a co-portfolio manager. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University Kellogg Graduate School of Management.

John F. Jostrand, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Growth Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional All Cap Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that, he was with Boatmen’s National Bank for five years as an Assistant Trust Officer, equity fund manager and research analyst. He is a past president of the Pilgrim Village Board of Trustees. He is a Trustee of the Chancellors Society at the University of Missouri, and a Director of the Easter Seals of DuPage and the Fox Valley Region. He has the Chartered Financial Analyst designation and is a member of the CFA Institute, the CFA Society of Chicago as well as Director of the Board of the CFA Society of Chicago. Education: B.A., University of Missouri; M.B.A., University of Michigan.

Chad M. Kilmer, a Partner with William Blair & Company, L.L.C., has co-managed the Small Cap Value Fund since 2006, the Mid Cap Value Fund since its inception in 2010 and the Small-Mid Cap Value Fund since its inception in 2011. He joined the firm in 2006. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 2004 to 2006 in various capacities, including small cap value equity portfolio management and buy-side research. Previously, he was an investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. He has the Chartered Financial Analyst designation. Education: B.S.B., University of Minnesota; M.B.A., Yale University School of Management.

Robert C. Lanphier IV, a Partner of William Blair & Company, L.L.C., has co-managed the Mid Cap Growth Fund since its inception in 2006 and the Small-Mid Cap Growth Fund since its inception in 2003. He began with the firm in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Mark T. Leslie, a Partner of William Blair & Company, L.L.C., has co-managed the Small Cap Value Fund since 2005, the Mid Cap Value Fund since its inception in 2010 and the Small-Mid Cap Value Fund since its inception in 2011. He has been with the firm since 2005. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 1997 to 2005 in various capacities, including the manager of the First American Funds Small Cap Value Fund and managing institutional portfolios. He began his career in the financial industry in 1990 and started portfolio management in 1998. Previously, he was a research analyst at Dain Bosworth and an investment associate at Investment Advisers Inc. He has the Chartered Financial Analyst designation. Education: B.S., Business Administration, University of New Hampshire.

Matthew A. Litfin, a Partner of William Blair & Company, L.L.C., has co-managed the Small-Mid Cap Growth Fund since 2009 and the Global Small Cap Growth Fund since its inception in 2013. He has been with William Blair since 1997 when he started as a sell-side Research Analyst. He led the firm’s sell-side Business Services equity research effort from 2005 to 2007. He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team. Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co. Education: B.S., University of Tennessee; M.B.A., Harvard University.

Kenneth J. McAtamney, a Partner of William Blair & Company, L.L.C., has co-managed the Global Leaders Fund since 2008 and the International Leaders Fund since its inception in 2012 along with associated separate account portfolios. He joined the Advisor’s Investment Management department in 2005 as an international stock analyst. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

Todd M. McClone, a Partner of William Blair & Company, L.L.C., has co-managed the Emerging Markets Growth Fund since its inception in 2005, the Emerging Markets Leaders Fund since 2008 and the Emerging Markets Small Cap Growth Fund since its inception in 2011 along with associated separate account and commingled fund portfolios. He has been with the firm since 2000. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, he was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.B.A. and B.A., University of Wisconsin-Madison.

David Merjan, a Partner of William Blair & Company, L.L.C., has managed or co-managed the International Equity Fund and Institutional International Equity Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the International Equity Fund and associated separate account portfolios, he is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

David S. Mitchell, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Small Cap Value Fund since its inception in 1996 and has co-managed the Mid Cap Value Fund since its inception in 2010 and the Small-Mid Cap Value Fund since its inception in 2011. He joined William Blair in 1996 as a small cap value portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Reading in Motion, which partners with teachers to improve urban children’s language arts and learning skills through the arts. He has the Chartered Financial Analyst designation. Education: B.A., Knox College; M.M., Northwestern University Kellogg Graduate School of Management.

David P. Ricci, a Partner of William Blair & Company L.L.C., has co-managed the Mid Cap Growth Fund since its inception in 2006 and the Large Cap Growth Fund since 2011. He has been with the firm since February 1994 when he started as a research analyst for the Consumer/Retail sell-side research effort at William Blair. He was made group head in June 2001. He is a member of the Investment Management Department’s Mid Cap Growth Team. Previously, he was with Procter & Gamble, Melville, and spent 2 1/2 years as a strategy consultant at Bain & Company. Education: Sc.B., Brown University, magna cum laude; M.B.A., Harvard Business School.

Paul J. Sularz, a Partner of William Blair & Company, L.L.C., has co-managed the Bond Fund since 2010 and the Low Duration Fund since its inception in 2009. Mr. Sularz joined the firm in July 2006 as a fixed-income portfolio manager. Prior to joining William Blair, he was a Vice President at J.P. Morgan Securities, Inc. from 2004 to 2006, where he was responsible for trading specified pool agency mortgage-backed pass-through securities for the firm’s primary broker/dealer in New York City. Prior to this, he was a Director at Banc One Capital Markets, Inc. within the Asset-Backed and Mortgage-Backed Securities Group from 1995-2004, managing the firm’s mortgage-backed securities trading desk in Chicago. His investment career began in 1990 at Kemper Asset Management Company, where he was an Assistant Portfolio Manager within the fixed-income Institutional Asset Management Division. Education: B.A. in Economics, University of Illinois at Urbana-Champaign; M.B.A., concentrations in Finance, Econometrics and Statistics, University of Chicago Booth Graduate School of Business.

Jeffrey A. Urbina, a Partner of William Blair & Company, L.L.C., has managed or co-managed the International Small Cap Growth Fund since its inception in 2005, the Emerging Markets Growth Fund since its inception in 2005, the Emerging Markets Leaders Fund since its inception in 2008, the Emerging Markets Small Cap Growth Fund since its inception in 2011, the International Growth Fund since 2013 and the Institutional International Growth Fund since 2013 along with associated separate account and commingled fund portfolios. He has been a senior advisor on the Global Small Cap Growth Fund since its inception in 2013. He joined the Investment Management Department in 1996 as an international portfolio manager. From 1991 to 1996, he was Senior Vice President/ Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Research and was a member of the Investment Policy

Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Christopher T. Vincent, a Partner of William Blair & Company, L.L.C., has managed or co-managed the Bond Fund since its inception in 2007, the Income Fund since 2002, the Ready Reserves Fund since 2003 and the Low Duration Fund since its inception in 2009. Mr. Vincent oversees the fixed-income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed-income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

David F. Hone, an Associate with William Blair & Company, L.L.C., has managed the Large Cap Value Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, Mr. Hone was the founder and owner of Large Cap Value Advisors LLC, an investment advisory firm. Prior to that, he served as lead portfolio manager for Deutsche Asset Management’s US Large Cap Value strategy from 2007 to 2010. He also served as an analyst for Deutsche Asset Management covering consumer cyclicals, consumer staples and financials. He began his career at Chubb & Son as an analyst for seven years. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the New York Society of Security Analysts. Education: B.A., Economics, Villanova University.

Kathleen M. Lynch, an associate with William Blair & Company, L.L.C., has co-managed the Ready Reserves Fund since 2010. Ms. Lynch joined William Blair in 1999 as a fixed-income analyst and trader. In addition, she is a portfolio manager of municipal securities for the fixed-income team at William Blair. Previously, she was a sales associate at Salomon Smith Barney in Chicago, on the fixed-income middle markets desk. She began her career at Carillon Advisers in Cincinnati, Ohio as a member of the fixed-income team, managing insurance company portfolios. She has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.S. in Business Administration, University of Dayton.

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA 02169.

YOUR ACCOUNT

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

Minimum Investments.    To open an account, the minimum initial investment for regular accounts or Individual Retirement Accounts (“IRAs”) is $2,500. To add to an account, the subsequent minimum investment is generally $1,000 for all Funds, except the Ready Reserves Fund, for which the subsequent minimum investment is $1.00. The Funds may accept smaller amounts under a group payroll deduction or similar plan. Investors investing through certain tax-qualified retirement plans and wrap fee programs may be subject to different, lower or no minimums. The minimum investment amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements.

CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

•	institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees);

•	advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.;

•

for the Emerging Leaders Growth Fund only, clients with a brokerage account with William Blair & Company, L.L.C. who held Class I shares of the Fund on May 1, 2010 may continue to purchase Class I shares of the Fund;

•	clients of William Blair & Company, L.L.C. whose Fund was converted to Class I shares on September 30, 1999 may continue to purchase Class I shares of the same Fund owned at the time of conversion;

•	tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the Advisor and its affiliates and rollover accounts from those plans;

•	investment companies managed by the Advisor that invest primarily in other investment companies; and

•	employees of the Advisor and their family purchasing directly from the Distributor.

Minimum Investments.    The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Distributor reserves the right to offer Class I shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. Certain exceptions to the minimum initial amounts may apply.

INSTITUTIONAL CLASS SHARES

The Institutional International Equity Fund, the Institutional International Growth Fund and Institutional Class shares of the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Bond Fund and the Low Duration Fund are designed for institutional investors, including, but not limited to, employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Institutional Class shares’ high minimum investment requirement. Each account must separately meet the minimum investment requirement. Institutional Class shares are not subject to a Rule 12b-1 fee or shareholder administration fee.

Minimum Investments.    The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The Distributor reserves the right to offer Institutional Class shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans when an unaffiliated third party provides administrative and/or other support services to the plan. The Distributor may also waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Funds or the Distributor. Certain exceptions to the minimum initial amount may apply. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Institutional Class shares, although service agents and other institutions may charge their clients a fee in connection with purchases for the accounts of their clients.

ADDITIONAL INFORMATION FOR CLASS N AND CLASS I SHARES

Distribution Agreement.    The Trust has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), that applies only to Class N shares (with the Exception of the Ready Reserves Fund) that provides for a fee at the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class N shares (0.15% for the Bond Fund, the Income Fund and the Low Duration Fund) to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment in Class N shares and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

Shareholder Administration Agreements and Service Agreement.    The Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Bond Fund and the Low Duration Fund have entered into Shareholder Administration Agreements with the Advisor that provide for a fee at the annual rate of 0.15% of the average daily net assets of the Fund’s Class N shares and Class I shares to compensate the Advisor for shareholder administration services provided to each Fund in connection with Class N shares and Class I shares.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average daily net assets attributable to Class N shares. The Board of Trustees has determined that the amount payable for “service fees” (as defined by FINRA) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of the Ready Reserves Fund’s assets on an ongoing basis, they will, over time, increase the cost of investment in Class N shares of the Ready Reserves Fund and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

Class N and Class I shares of the Funds may reimburse the Advisor for fees paid on a Fund’s behalf to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds for Class N and Class I shares.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to distribution fees or fees for sub-administration, sub-transfer agency or other services paid or payable by Class N shares or Class I shares of the Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Equity Fund, the International Growth Fund and the Income Fund. For the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Bond Fund, the Low Duration Fund and the Ready Reserves Fund, such revenue sharing payments are in addition to distribution fees, fees paid pursuant to the Shareholder Administration Agreements or the Service Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Funds for Class N and Class I shares. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing Class N shares or Class I shares of the Funds with “shelf space” or access to a third party platform, inclusion of Class N shares or Class I shares of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts for Class N and Class I shares attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.35% of the assets of the Funds’ Class N and Class I shares serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving, this compensation may influence the intermediary’s recommendation of the Funds or availability of the Funds through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

INTERNATIONAL SMALL CAP GROWTH FUND, EMERGING MARKETS GROWTH FUND AND EMERGING MARKETS SMALL CAP GROWTH FUND

The International Small Cap Growth Fund, Emerging Markets Growth Fund and Emerging Markets Small Cap Growth Fund are closed to investors, except as noted below. Unless you fit into one of the investor categories described below, you may not invest in the Funds.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

•	A current Fund shareholder;

•

An investor who has previously entered into a letter of intent with the Fund or William Blair & Company, L.L.C. prior to March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or October 31, 2013 for Emerging Markets Small Cap Growth Fund;

•	A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

•

A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of March 31, 2011 for International Small Cap Growth Fund, June 30, 2011 for Emerging Markets Growth Fund or October 31, 2013 for Emerging Markets Small Cap Growth Fund purchasing shares on behalf of new and existing clients.

You may open a new Fund account or purchase Fund shares through an existing Fund account if you are:

•	A client of William Blair & Company, L.L.C.; or

•	A Trustee or officer of William Blair Funds, a Partner or employee of William Blair & Company, L.L.C. and its affiliates, or a member of the immediate family of any of these persons.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair & Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges of Class N shares and Class I shares into the Funds from other Funds are not permitted, unless the exchange is being made into an existing Fund account. Exchanges of Institutional Class shares are not permitted. Investors may be required to demonstrate eligibility to purchase shares of the Funds before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Funds, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Funds, and (iii) close and re-open the Funds to new or existing shareholders at any time.

HOW TO BUY SHARES (By Mail, By Wire or by Telephone)

Purchase Price.    All Funds are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the Funds’ investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds’ valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of the Funds with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Funds.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in a Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Funds’ net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. The risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. The Funds reserve the right to reject or restrict any purchase order (including exchanges, if permitted) from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders, as described in more detail below.

Some Fund shares are held through omnibus account arrangements, whereby a broker-dealer, investment adviser, retirement plan sponsor or other financial intermediary maintains an omnibus account with a Fund for trading on behalf of its customers. For such accounts, the Advisor generally seeks to monitor trading activity at the omnibus level in an attempt to identify disruptive trades using certain thresholds. However, shareholders seeking to engage in short-term or excessive trading may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent short-term or excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. Also, the ability of the Funds and their agents to detect and curtail short-term and excessive trading practices may be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect short-term or excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Under agreements that the Funds have entered into with intermediaries, the Funds may request transaction information from intermediaries at any time to determine whether there has been short-term trading by the intermediaries’ customers. The Funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the Funds at its request. If short-term trading is detected at the individual account or participant level, the Funds will request that the intermediary a) continue to monitor the individual or participant, b) issue the individual or participant a warning, or c) ban the individual or participant from making further purchases of that Fund. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Funds’ policies and procedures. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Ready Reserves Fund.    The Fund is designed for liquidity needs. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Fund reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account—Class N shares and Class I shares.    To open a new account for Class N shares or Class I shares of the Funds by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and completed application to the Distributor, c/o William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account—Class N shares and Class I shares.    To purchase additional Class N shares or Class I shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and letter to the Distributor, c/o William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Opening or Adding to an Account—Institutional Class shares.    Opening a new account or adding to an account for Institutional Class shares may only be done by wire. See “By Wire” below.

By Wire

Opening an Account—Class N shares and Class I Shares.    First, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by BFDS and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account—Class N shares and Class I shares.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the Fund name in which you are investing, your account number and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

Opening or Adding to an Account—Institutional Class shares.    First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by wire or mail, except for Institutional Class shares which may only be paid for by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

For all Funds except the Ready Reserves Fund, to redeem shares by mail, send a written redemption request signed by all account owners to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact BFDS, or the Distributor in the case of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application, for Class N and Class I shares, a voided, unsigned check or deposit slip for your bank account, and for Institutional Class shares, a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    For all Funds except the Ready Reserves Fund, contact BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed will be placed in your brokerage account.

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of the Ready Reserves Fund).

Signature Guarantees.    A signature guarantee may be required to redeem Class N shares and Class I shares in certain instances. A signature guarantee is not required for redemptions of Institutional Class shares. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request, with respect to Class N shares or Class I shares, must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price is the net asset value next calculated after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them. For the Ready Reserves Fund, the net asset value normally will be $1.00.

Payment for Redeemed Shares.    Payment normally will be mailed to you (or, in the case of the Ready Reserves Fund, placed in your brokerage account) at the address of record for your account by the third business day after receipt by BFDS (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the net asset value for each of the Fund’s shares. Shareholders receiving securities or other financial assets may realize a gain or loss for federal income tax purposes as a result of the redemption, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Automatic Redemptions.    The Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified minimum amount. Currently, the minimum for Class N shares is $2,500 per account for regular accounts and IRAs, for Class I shares is $500,000 per account for regular accounts and IRAs, and for Institutional Class shares, unless the reduction is due solely to market depreciation, is $5 million ($2 million for shareholders of the Bond Fund who established accounts prior to May 1, 2010). Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and are allowed to make an additional investment.

Special Redemption Methods for the Ready Reserves Fund.    In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to the Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

1. Redemption by Check.    To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by BFDS. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when: (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

2. Automatic Redemption.    The Distributor has instituted an automatic redemption procedure available to Ready Reserves Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts that you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class N shares or Class I shares of a Fund for the same class of shares of another Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. You may not exchange Institutional Class shares. Shareholders who purchase Class I shares of the Emerging Leaders Growth Fund solely because they have a brokerage account with William Blair & Company, L.L.C. and held Class I shares of the Fund on May 1, 2010 may only exchange their Class I shares of the Emerging Leaders Growth Fund for Class N shares of another Fund. In addition, Class I shares of a Fund may be exchanged for Class N shares of the Ready Reserves Fund, and Class N shares of the Ready Reserves Fund may be exchanged for Class N shares of each Fund. Exchanges into a closed Fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a Fund with a value in excess of $1 million acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). A Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices that may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged. You should obtain and carefully read the prospectus of the Fund you want to exchange into prior to making an exchange. You may obtain a prospectus by calling 1-800-635-2886 or by going to the Trust’s website at williamblairfunds.com.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, BFDS will honor your requests to exchange shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor BFDS will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    A Fund may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    A Fund may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that the Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid

—	For the Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund,all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

—	For the Ready Reserves Fund, the Bond Fund, the Income Fund and the Low Duration Fund, the Fund’s net investment income will be declared at the close of a regular trading day on the New York Stock Exchange, which is generally 3:00 p.m., Central time, on each day that the Fund is open for business as a dividend to shareholders who were of record prior to the declaration, and will be paid to shareholders monthly. Capital gain distributions, if any, generally will be declared annually and paid in December and/or January.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. After the close of each calendar year, the Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, net investment income, including interest and dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. Distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your shares. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the

Small-Mid Cap Growth Fund, the Small-Mid Cap Value Fund, the Small Cap Growth Fund and the Small Cap Value Fund will be eligible for the dividends-received deduction available to corporate shareholders and for treatment as qualified dividend income available to individual and other non-corporate shareholders. A portion of the dividends of the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund , the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund may be eligible for treatment as qualified dividend income.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will generally not result in a capital gain or loss. The capital gain or loss upon a sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Long-term capital gains are generally taxable to individuals and other non-corporate shareholders at a maximum federal income tax rate of 15%, or for certain high income individuals, 20%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. If you realize a loss on the redemption or exchange of Fund shares and acquire within 30 days before or after such redemption or exchange shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986, as amended, resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund may each qualify for and may each elect to have foreign tax credits “passed through” to its shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them their pro rata portion of such taxes and may claim a federal income tax credit or a deduction for such taxes, subject to certain holding period and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions on his or her federal income tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax at a rate of 28% on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when a Fund is notified) by the Internal Revenue Service that they are subject to backup withholding.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws, including state and local tax laws, in light of their particular situation before investing in a Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program.    Holders of Class N and Class I Shares can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application for Class N shares or Class I shares of a Fund, you may authorize BFDS to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to BFDS.

Systematic Withdrawal Plan.    You may establish this plan with Class N shares or Class I shares presently held or through a new investment, which should be at least $2,500 for Class N shares or $500,000 for Class I shares. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $2,500 for Class N shares and $500,000 for Class I shares. The minimum subsequent investment is $1,000 for Class N shares, and there is no minimum for subsequent investments in Class I shares. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by the Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with the Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Fund on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Fund is not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees, if applicable, and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a William Blair Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserves Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund and the Emerging Markets Small Cap Growth Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, the mean between the last reported bid and ask prices.

Foreign Equity Securities.    The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-Income Securities.    Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Other Valuation Factors.    Securities, and other assets, for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Additional Information Regarding Investment Objectives and Strategies and Principal Investment Risks, as well as the Statement of Additional Information.

Collateralized Obligations.    Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Collateralized Mortgage Obligations (“CMOs”).    A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Mortgage-Backed To-Be-Announced (TBA) Securities.    The Bond Fund, the Income Fund and the Low Duration Fund may engage in purchases and sales of mortgage-backed securities eligible to be sold in the to-be announced (TBA) market, which are transactions in which the Fund purchases or sells mortgage-backed securities on a forward commitment basis for delivery at a future date; however, the specific mortgage-backed securities to be delivered as part of the transaction are not identified until forty-eight hours prior to the settlement date. Mortgage-backed TBA securities can be used for hedging purposes to adjust the risk exposure of a portfolio without having to restructure the portfolio. Each Fund may “roll over” mortgage-backed TBA agreements prior to the settlement date in a transaction sometimes referred to as a “TBA roll.” In a TBA roll, a Fund will sell the obligation to purchase the mortgage-backed securities in the TBA agreement prior to the settlement date and will enter into a new mortgage-backed TBA agreement. TBA rolls may cause a Fund to experience higher portfolio turnover which may increase taxable gains.

Convertible Securities.    Convertible securities are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments that provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline. The Bond Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

Depository Receipts.    American Depository Receipts (“ADRs”) are dollar-denominated securities issued by a U.S. bank or trust company that represent, and may be converted into, the underlying foreign security. European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) represent a similar securities arrangement but are issued by European banks or other depositories, respectively. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the “Principal Investment Risks” section above and in the Statement of Additional Information.

Derivatives.    As described in the Additional Information Regarding Investment Objectives and Strategies section of this prospectus, the Global Leaders Fund, the Global Small Cap Growth Fund, the International Leaders Fund, the International Equity Fund, the Institutional International Equity Fund, the International Growth Fund, the Institutional International Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Bond Fund, the Income Fund and the Low Duration Fund may use certain types of derivatives for hedging and risk management purposes. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument, index, security or commodity for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, security or commodity or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

Forward Foreign Currency Contracts.    A forward foreign currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. A Fund may use forward foreign currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a forward currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. A Fund may also use forward foreign currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a forward currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency. Although forward foreign currency contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward foreign currency contracts to a Fund will depend on the ability of the Advisor to accurately predict future currency exchange rates.

Swaps.    Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Credit Default Swaps.    A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Credit default swaps are used as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A Fund may be a buyer or seller of a credit default swap. Where a Fund is a seller of credit protection, it adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap which would be offset to the extent of its uncommitted cash or cash equivalents. A Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly.

If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will lose its premium payment and recover nothing. However, if a Fund is a buyer and a credit event occurs, a Fund will receive the full notional amount, or “par value,” of the reference obligation in exchange for the reference obligation or a payment equal to the difference in value between the full notional amount, or “par value,” of the reference obligation and the market value of the reference obligation. As a seller, a Fund receives a fixed rate of income reflecting the buyer’s premium payments through the term of the contract (typically between six months and three years), provided that there is no credit event. If a credit event occurs, a Fund must pay the buyer the full notional amount, or “par value,” of the reference obligation in exchange for the reference obligation or the difference in value between the full notional amount, or “par value,” of the reference obligation and the market value of the reference obligation. Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value and may be more susceptible to liquidity and credit risk.

Emerging Markets.    Emerging markets include every country in the world other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country.

Hybrid Bonds.    The Bond Fund may invest in hybrid bonds. Hybrid bonds are securities that have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Initial Public Offerings (“IPOs”).    A Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. A Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When a Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance.

Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Private Placements.    A Fund may purchase securities in private placement transactions. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 5% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper.    The Ready Reserves Fund and the Low Duration Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). The Bond Fund may also invest in Section 4(2) paper from time to time in connection with certain mortgage-backed transactions. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities.    The Bond Fund, the Income Fund, the Low Duration Fund and the Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. A Fund may invest in Variable Rate Securities that have a demand feature entitling a Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. A Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, a Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow a Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by a Fund and, for delayed delivery purchases, no interest accrues to a Fund. Because a Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for the past several years and for the semi-annual period ended June 30, 2013. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). The information for the semi-annual period ended June 30, 2013 has not been audited. Net investment income (loss) per share (with the exception of the Ready Reserves Fund) is based on the average shares outstanding during the year. The Financial Highlights for Institutional Class shares of the Global Small Cap Growth Fund are not set forth because no Institutional Class shares had been issued as of June 30, 2013.

Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.05	$10.73	$11.28	$9.89	$7.12	$11.70
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.01)	(0.04)	(0.01)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	1.42	1.69	(0.19)	1.40	2.79	(4.35)

Total from investment operations	1.39	1.68	(0.23)	1.39	2.77	(4.40)
Less distributions from:
Net investment income	—	0.00 ^	—	—	—	—
Net realized gain	—	0.36	0.32	—	—	0.18

Total distributions	—	0.36	0.32	—	—	0.18

Net asset value, end of year	$13.44	$12.05	$10.73	$11.28	$9.89	$7.12

Total Return (%)*	11.54	15.67	(1.93)	14.05	38.90	(37.61)
Ratios to average daily net assets (%):**
Expenses	1.17	1.20	1.21	1.16	1.23	1.17
Net investment income (loss)	(0.49)	(0.06)	(0.37)	(0.13)	(0.20)	(0.54)
Net assets at end of year (in thousands)	$263,854	$248,121	$204,476	$198,622	$153,987	$85,142
Portfolio turnover rate (%)*	25	73	59	66	67	60

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010		2009		2008
Net asset value, beginning of year	$12.58	$11.18	$11.71	$10.24		$7.35		$12.02
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.04	0.00 ^	0.02		0.01		(0.02)
Net realized and unrealized gain (loss) on investments	1.49	1.75	(0.20)	1.45		2.88		(4.47)

Total from investment operations	1.48	1.79	(0.20)	1.47		2.89		(4.49)
Less distributions from:
Net investment income	—	0.03	0.01	0.00	^	0.00	^	—
Net realized gain	—	0.36	0.32	—		—		0.18

Total distributions	—	0.39	0.33	0.00	^	0.00	^	0.18

Net asset value, end of year	$14.06	$12.58	$11.18	$11.71		$10.24		$7.35

Total Return (%)*	11.76	16.03	(1.60)	14.36		39.34		(37.35)
Ratios to average daily net assets (%):**
Expenses	0.86	0.89	0.86	0.84		0.89		0.85
Net investment income (loss)	(0.17)	0.30	(0.03)	0.20		0.14		(0.22)
Net assets at end of year (in thousands)	$531,713	$468,124	$362,266	$376,991		$265,533		$153,444
Portfolio turnover rate (%)*	25	73	59	66		67		60

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Large Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$8.14	$6.88	$7.14	$6.16	$4.68	$7.52
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.01)	(0.00)^	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.77	1.28	(0.25)	0.98	1.49	(2.82)

Total from investment operations	0.76	1.26	(0.26)	0.98	1.48	(2.84)
Less distributions from:
Net investment income	—	—	—	—	—	0.00 ^
Net realized gain	—	—	—	—	—	—

Total distributions	—	—	—	—	—	0.00 ^

Net asset value, end of year	$8.90	$8.14	$6.88	$7.14	$6.16	$4.68

Total Return (%)*	9.34	18.31	(3.64)	15.91	31.62	(37.76)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.21	1.23	1.23
Expenses, before waivers and reimbursements	1.50	1.57	1.51	1.53	2.28	1.85
Net investment income (loss), net of waivers and reimbursements	(0.31)	(0.21)	(0.13)	(0.08)	(0.13)	(0.29)
Net investment income (loss), before waivers and reimbursements	(0.61)	(0.58)	(0.44)	(0.40)	(1.18)	(0.91)
Net assets at end of year (in thousands)	$5,046	$4,238	$3,387	$7,135	$5,952	$4,842
Portfolio turnover rate (%)*	23	50	67	54	88	85

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012		2011	2010	2009		2008
Net asset value, beginning of year	$8.35	$7.03		$7.30	$6.30	$4.77		$7.64
Income (loss) from investment operations:
Net investment income (loss)	(0.00)^	0.00	^	0.01	0.01	0.01		0.00 ^
Net realized and unrealized gain (loss) on investments	0.79	1.32		(0.27)	1.00	1.52		(2.87)

Total from investment operations	0.79	1.32		(0.26)	1.01	1.53		(2.87)
Less distributions from:
Net investment income	—	—		0.01	0.01	0.00	^	0.00 ^
Net realized gain	—	—		—	—	—		—

Total distributions	—	—		0.01	0.01	0.00	^	0.00 ^

Net asset value, end of year	$9.14	$8.35		$7.03	$7.30	$6.30		$4.77

Total Return (%)*	9.46	18.78		(3.54)	16.03	32.17		(37.56)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.95	0.95		0.95	0.96	0.98		0.98
Expenses, before waivers and reimbursements	1.17	1.23		1.16	1.16	1.26		1.21
Net investment income (loss), net of waivers and reimbursements	(0.05)	0.03		0.11	0.16	0.12		(0.04)
Net investment income (loss), before waivers and reimbursements	(0.27)	(0.25)		(0.10)	(0.04)	(0.16)		(0.27)
Net assets at end of year (in thousands)	$27,097	$24,175		$21,562	$24,900	$24,359		$18,437
Portfolio turnover rate (%)*	23	50		67	54	88		85

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Large Cap Value Fund

	Class N
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011(a)
Net asset value, beginning of year	$11.54	$9.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	0.03
Net realized and unrealized gain (loss) on investments	1.69	1.57	(0.05)

Total from investment operations	1.74	1.68	(0.02)
Less distributions from:
Net investment income	—	0.09	0.03
Net realized gain	—	—	0.00 ^

Total distributions	—	0.09	0.03

Net asset value, end of year	$13.28	$11.54	$9.95

Total Return (%)*	15.08	16.92	(0.19)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.20	1.20	1.20
Expenses, before waivers and reimbursements	4.01	4.25	7.83
Net investment income (loss), net of waivers and reimbursements	0.76	0.96	1.41
Net investment income (loss), before waivers and reimbursements	(2.05)	(2.09)	(5.22)
Net assets at end of year (in thousands)	$1,236	$1,416	$998
Portfolio turnover rate (%)*	67	20	5

	Class I
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011(a)
Net asset value, beginning of year	$11.55	$9.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.14	0.03
Net realized and unrealized gain (loss) on investments	1.68	1.58	(0.05)

Total from investment operations	1.75	1.72	(0.02)
Less distributions from:
Net investment income	—	0.12	0.03
Net realized gain	—	—	0.00 ^

Total distributions	—	0.12	0.03

Net asset value, end of year	$13.30	$11.55	$9.95

Total Return (%)*	15.15	17.28	(0.19)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.95	0.95	0.95
Expenses, before waivers and reimbursements	3.74	4.06	7.58
Net investment income (loss), net of waivers and reimbursements	1.03	1.22	1.66
Net investment income (loss), before waivers and reimbursements	(1.76)	(1.89)	(4.97)
Net assets at end of year (in thousands)	$2,654	$2,429	$1,455
Portfolio turnover rate (%)*	67	20	5

(a)	For the period from October 24, 2011 (Commencement of Operations) to December 31, 2011.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Mid Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.65	$11.66	$12.50	$10.08	$7.41	$11.35
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.02)	(0.08)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	1.64	1.29	0.25	2.47	2.71	(3.87)

Total from investment operations	1.58	1.27	0.17	2.42	2.67	(3.94)
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	0.28	1.01	—	—	0.00 ^

Total distributions	—	0.28	1.01	—	—	0.00 ^

Net asset value, end of year	$14.23	$12.65	$11.66	$12.50	$10.08	$7.41

Total Return (%)*	12.49	10.90	1.65	24.01	36.03	(34.71)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.35	1.35	1.35	1.35	1.36	1.36
Expenses, before waivers and reimbursements	1.39	1.42	1.43	1.42	2.13	2.03
Net investment income (loss), net of waivers and reimbursements	(0.93)	(0.15)	(0.65)	(0.42)	(0.51)	(0.76)
Net investment income (loss), before waivers and reimbursements	(0.97)	(0.22)	(0.73)	(0.49)	(1.28)	(1.43)
Net assets at end of year (in thousands)	$46,346	$40,940	$30,093	$13,802	$10,379	$4,803
Portfolio turnover rate (%)*	37	62	70	73	87	76

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.91	$11.87	$12.68	$10.20	$7.48	$11.42
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	0.03	(0.05)	(0.02)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	1.68	1.31	0.25	2.50	2.74	(3.89)

Total from investment operations	1.63	1.34	0.20	2.48	2.72	(3.94)
Less distributions from:
Net investment income	—	0.02	—	—	—	—
Net realized gain	—	0.28	1.01	—	—	0.00 ^

Total distributions	—	0.30	1.01	—	—	0.00 ^

Net asset value, end of year	$14.54	$12.91	$11.87	$12.68	$10.20	$7.48

Total Return (%)*	12.63	11.30	1.86	24.31	36.36	(34.50)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.10	1.07	1.10	1.10	1.11	1.11
Expenses, before waivers and reimbursements	1.10	1.07	1.13	1.15	1.28	1.23
Net investment income (loss), net of waivers and reimbursements	(0.67)	0.19	(0.42)	(0.14)	(0.26)	(0.51)
Net investment income (loss), before waivers and reimbursements	(0.67)	0.19	(0.45)	(0.19)	(0.43)	(0.63)
Net assets at end of year (in thousands)	$419,543	$329,295	$115,661	$87,446	$60,455	$35,723
Portfolio turnover rate (%)*	37	62	70	73	87	76

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Mid Cap Value Fund

	Class N
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011	2010(a)
Net asset value, beginning of year	$11.39	$10.48	$10.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08	0.12	0.09
Net realized and unrealized gain (loss) on investments	1.70	1.34	(0.17)	0.74

Total from investment operations	1.74	1.42	(0.05)	0.83
Less distributions from:
Net investment income	—	0.08	0.09	0.06
Net realized gain	—	0.43	0.13	0.02

Total distributions	—	0.51	0.22	0.08

Net asset value, end of year	$13.13	$11.39	$10.48	$10.75

Total Return (%)*	15.28	13.54	(0.34)	8.36
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.35	1.35	1.35	1.35
Expenses, before waivers and reimbursements	3.53	3.40	3.85	5.09
Net investment income (loss), net of waivers and reimbursements	0.64	0.70	1.15	0.92
Net investment income (loss), before waivers and reimbursements	(1.54)	(1.35)	(1.35)	(2.82)
Net assets at end of year (in thousands)	$179	$79	$58	$4
Portfolio turnover rate (%)*	24	63	69	35

	Class I
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011	2010(a)
Net asset value, beginning of year	$11.39	$10.48	$10.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.10	0.13	0.11
Net realized and unrealized gain (loss) on investments	1.71	1.35	(0.17)	0.75

Total from investment operations	1.76	1.45	(0.04)	0.86
Less distributions from:
Net investment income	—	0.11	0.11	0.08
Net realized gain	—	0.43	0.13	0.02

Total distributions	—	0.54	0.24	0.10

Net asset value, end of year	$13.15	$11.39	$10.48	$10.76

Total Return (%)*	15.45	13.77	(0.25)	8.66
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.10	1.10	1.10	1.10
Expenses, before waivers and reimbursements	3.24	3.13	3.60	4.92
Net investment income (loss), net of waivers and reimbursements	0.82	0.92	1.20	1.10
Net investment income (loss), before waivers and reimbursements	(1.32)	(1.11)	(1.30)	(2.72)
Net assets at end of year (in thousands)	$3,978	$4,058	$4,515	$3,389
Portfolio turnover rate (%)*	24	63	69	35

(a)	For the period from May 3, 2010 (Commencement of Operations) to December 31, 2010.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Small-Mid Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$14.21	$13.00	$14.40	$11.73	$8.16	$13.10
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	0.02	(0.11)	(0.09)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	2.79	1.57	0.03	2.76	3.63	(4.91)

Total from investment operations	2.71	1.59	(0.08)	2.67	3.57	(4.94)
Less distributions from:
Net investment income	—	0.02	—	—	—	—
Net realized gain	—	0.36	1.32	—	—	0.00 ^

Total distributions	—	0.38	1.32	—	—	0.00 ^

Net asset value, end of year	$16.92	$14.21	$13.00	$14.40	$11.73	$8.16

Total Return (%)*	19.07	12.20	(0.27)	22.76	43.75	(37.71)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.35	1.35	1.35	1.35	1.36	1.36
Expenses, before waivers and reimbursements	1.43	1.47	1.46	1.46	1.49	1.41
Net investment income (loss), net of waivers and reimbursements	(1.00)	0.16	(0.77)	(0.76)	(0.60)	(0.26)
Net investment income (loss), before waivers and reimbursements	(1.08)	0.04	(0.88)	(0.87)	(0.73)	(0.31)
Net assets at end of year (in thousands)	$59,354	$42,015	$34,123	$26,876	$23,576	$7,954
Portfolio turnover rate (%)*	20	82	76	93	112	77

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$14.55	$13.32	$14.68	$11.93	$8.27	$13.24
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	0.07	(0.08)	(0.06)	(0.03)	0.00 ^
Net realized and unrealized gain (loss) on investments	2.86	1.58	0.04	2.81	3.69	(4.97)

Total from investment operations	2.80	1.65	(0.04)	2.75	3.66	(4.97)
Less distributions from:
Net investment income	—	0.06	—	—	0.00 ^	—
Net realized gain	—	0.36	1.32	—	—	0.00 ^

Total distributions	—	0.42	1.32	—	0.00 ^	0.00 ^

Net asset value, end of year	$17.35	$14.55	$13.32	$14.68	$11.93	$8.27

Total Return (%)*	19.24	12.36	0.01	23.05	44.26	(37.54)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.09	1.10	1.10	1.10	1.11	1.11
Expenses, before waivers and reimbursements	1.09	1.20	1.12	1.11	1.18	1.17
Net investment income (loss), net of waivers and reimbursements	(0.73)	0.48	(0.54)	(0.50)	(0.33)	0.03
Net investment income (loss), before waivers and reimbursements	(0.73)	0.38	(0.56)	(0.51)	(0.40)	(0.03)
Net assets at end of year (in thousands)	$440,510	$349,345	$219,474	$181,189	$123,252	$75,525
Portfolio turnover rate (%)*	20	82	76	93	112	77

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Small-Mid Cap Value Fund

	Class N
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011(a)
Net asset value, beginning of year	$11.29	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.10	0.00	^
Net realized and unrealized gain (loss) on investments	1.88	1.15	0.45

Total from investment operations	1.89	1.25	0.45
Less distributions from:
Net investment income	—	0.09	—
Net realized gain	—	0.32	—

Total distributions	—	0.41	—

Net asset value, end of year	$13.18	$11.29	$10.45

Total Return (%)*	16.74	11.95	4.50
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.40	1.40	1.40
Expenses, before waivers and reimbursements	5.09	6.34	18.68
Net investment income (loss), net of waivers and reimbursements	0.17	0.87	0.53
Net investment income (loss), before waivers and reimbursements	(3.52)	(4.07)	(16.75)
Net assets at end of year (in thousands)	$1,034	$950	$860
Portfolio turnover rate (%)*	35	56	1

	Class I
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011(a)
Net asset value, beginning of year	$11.29	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.13	0.00	^
Net realized and unrealized gain (loss) on investments	1.88	1.15	0.45

Total from investment operations	1.91	1.28	0.45
Less distributions from:
Net investment income	—	0.12	—
Net realized gain	—	0.32	—

Total distributions	—	0.44	—

Net asset value, end of year	$13.20	$11.29	$10.45

Total Return (%)*	16.92	12.22	4.50
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.15	1.15	1.15
Expenses, before waivers and reimbursements	4.82	5.88	18.43
Net investment income (loss), net of waivers and reimbursements	0.42	1.12	0.79
Net investment income (loss), before waivers and reimbursements	(3.25)	(3.61)	(16.49)
Net assets at end of year (in thousands)	$1,779	$1,442	$1,296
Portfolio turnover rate (%)*	35	56	1

(a)	For the period from December 15, 2011 (Commencement of Operations) to December 31, 2011.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$23.68	$20.13	$23.22	$19.99	$11.79	$23.30
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.22)	(0.28)	(0.21)	(0.15)	(0.19)
Net realized and unrealized gain (loss) on investments	5.74	3.87	(2.81)	3.44	8.35	(10.73)

Total from investment operations	5.60	3.65	(3.09)	3.23	8.20	(10.92)
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	0.10	—	—	—	0.59

Total distributions	—	0.10	—	—	—	0.59

Net asset value, end of year	$29.28	$23.68	$20.13	$23.22	$19.99	$11.79

Total Return (%)*	23.65	18.15	(13.31)	16.16	69.55	(46.85)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.50	1.50	1.50	1.50	1.50	1.50
Expenses, before waivers and reimbursements	1.59	1.59	1.59	1.52	1.55	1.50
Net investment income (loss), net of waivers and reimbursements	(1.06)	(0.96)	(1.25)	(1.03)	(0.93)	(1.05)
Net investment income (loss), before waivers and reimbursements	(1.15)	(1.05)	(1.34)	(1.05)	(0.98)	(1.05)
Net assets at end of year (in thousands)	$154,734	$130,382	$202,341	$396,767	$469,746	$224,612
Portfolio turnover rate (%)*	44	89	97	117	122	135

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$24.66	$20.91	$24.07	$20.64	$12.14	$23.89
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.16)	(0.23)	(0.16)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	5.99	4.01	(2.93)	3.59	8.61	(11.02)

Total from investment operations	5.88	3.85	(3.16)	3.43	8.50	(11.16)
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	0.10	—	—	—	0.59

Total distributions	—	0.10	—	—	—	0.59

Net asset value, end of year	$30.54	$24.66	$20.91	$24.07	$20.64	$12.14

Total Return (%)*	23.84	18.43	(13.13)	16.62	70.02	(46.70)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.25	1.25	1.25	1.25	1.20	1.20
Expenses, before waivers and reimbursements	1.34	1.35	1.35	1.25	1.20	1.20
Net investment income (loss), net of waivers and reimbursements	(0.80)	(0.71)	(1.00)	(0.76)	(0.63)	(0.75)
Net investment income (loss), before waivers and reimbursements	(0.89)	(0.81)	(1.10)	(0.76)	(0.63)	(0.75)
Net assets at end of year (in thousands)	$333,686	$266,431	$352,397	$494,822	$293,052	$177,015
Portfolio turnover rate (%)*	44	89	97	117	122	135

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Small Cap Value Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.65	$12.26	$13.71	$10.49	$8.33	$11.31
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.10	0.00 ^	0.03	0.06	0.09
Net realized and unrealized gain (loss) on investments	2.41	1.43	(0.97)	3.22	2.13	(3.02)

Total from investment operations	2.40	1.53	(0.97)	3.25	2.19	(2.93)
Less distributions from:
Net investment income	—	0.08	0.02	0.03	0.03	0.05
Net realized gain	—	0.06	0.46	—	—	—
Return of capital	—	—	0.00 ^	—	—	—

Total distributions	—	0.14	0.48	0.03	0.03	0.05

Net asset value, end of year	$16.05	$13.65	$12.26	$13.71	$10.49	$8.33

Total Return (%)*	17.58	12.49	(6.95)	30.94	26.24	(25.85)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.47	1.43	1.38	1.33	1.29	1.29
Expenses, before waivers and reimbursements	1.56	1.60	1.60	1.57	1.78	1.82
Net investment income (loss), net of waivers and reimbursements	(0.19)	0.78	(0.01)	0.25	0.68	0.84
Net investment income (loss), before waivers and reimbursements	(0.28)	0.61	(0.23)	0.01	0.19	0.31
Net assets at end of year (in thousands)	$41,272	$39,084	$40,712	$34,285	$7,745	$7,061
Portfolio turnover rate (%)*	33	51	65	71	62	87

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.88	$12.47	$13.93	$10.65	$8.45	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.14	0.03	0.05	0.08	0.11
Net realized and unrealized gain (loss) on investments	2.46	1.45	(0.98)	3.27	2.16	(3.08)

Total from investment operations	2.47	1.59	(0.95)	3.32	2.24	(2.97)
Less distributions from:
Net investment income	—	0.12	0.03	0.04	0.04	0.08
Net realized gain	—	0.06	0.46	—	—	—
Return of capital	—	—	0.02	—	—	—

Total distributions	—	0.18	0.51	0.04	0.04	0.08

Net asset value, end of year	$16.35	$13.88	$12.47	$13.93	$10.65	$8.45

Total Return (%)*	17.80	12.73	(6.68)	31.16	26.56	(25.77)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.22	1.18	1.14	1.10	1.09	1.09
Expenses, before waivers and reimbursements	1.25	1.29	1.30	1.29	1.50	1.57
Net investment income (loss), net of waivers and reimbursements	0.07	1.02	0.26	0.43	0.86	1.06
Net investment income (loss), before waivers and reimbursements	0.04	0.91	0.10	0.24	0.45	0.58
Net assets at end of year (in thousands)	$267,595	$196,184	$190,686	$130,214	$47,114	$29,188
Portfolio turnover rate (%)*	33	51	65	71	62	87

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Global Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.47	$8.10	$8.40	$6.97	$4.96	$9.89
Income (loss) from investment operations:
Net investment income (loss)(a)	0.04	0.03	0.02	(0.01)	(0.01)	0.08
Net realized and unrealized gain (loss) on investments	0.40	1.37	(0.31)	1.44	2.02	(4.98)

Total from investment operations	0.44	1.40	(0.29)	1.43	2.01	(4.90)
Less distributions from:
Net investment income	—	0.03	0.01	—	—	0.03
Net realized gain	—	—	—	—	—	—

Total distributions	—	0.03	0.01	—	—	0.03

Net asset value, end of year	$9.91	$9.47	$8.10	$8.40	$6.97	$4.96

Total Return (%)*	4.65	17.25	(3.47)	20.52	40.52	(49.52)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.50	1.50	1.50	1.52	1.55	1.55
Expenses, before waivers and reimbursements	1.67	1.84	1.82	1.93	2.61	2.17
Net investment income (loss), net of waivers and reimbursements	0.80	0.29	0.29	(0.09)	(0.17)	0.98
Net investment income (loss), before waivers and reimbursements	0.63	(0.05)	(0.03)	(0.50)	(1.23)	0.36
Net assets at end of year (in thousands)	$5,557	$5,215	$3,740	$5,101	$4,721	$3,652
Portfolio turnover rate (%)*	27	73	75	96	133	124

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010		2009		2008
Net asset value, beginning of year	$9.47	$8.09	$8.40	$6.96		$4.94		$9.91
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.05	0.04	0.01		0.00	^	0.08
Net realized and unrealized gain (loss) on investments	0.39	1.38	(0.31)	1.43		2.02		(4.98)

Total from investment operations	0.44	1.43	(0.27)	1.44		2.02		(4.90)
Less distributions from:
Net investment income	—	0.05	0.04	0.00	^	0.00	^	0.07
Net realized gain	—	—	—	—		—		—

Total distributions	—	0.05	0.04	0.00	^	0.00	^	0.07

Net asset value, end of year	$9.91	$9.47	$8.09	$8.40		$6.96		$4.94

Total Return (%)*	4.65	17.64	(3.26)	20.73		40.90		(49.41)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.25	1.25	1.25	1.27		1.30		1.30
Expenses, before waivers and reimbursements	1.39	1.56	1.55	1.62		1.62		1.74
Net investment income (loss), net of waivers and reimbursements	1.04	0.54	0.52	0.16		0.05		1.05
Net investment income (loss), before waivers and reimbursements	0.90	0.23	0.22	(0.19)		(0.27)		0.61
Net assets at end of year (in thousands)	$48,384	$45,757	$38,834	$39,776		$33,566		$24,353
Portfolio turnover rate (%)*	27	73	75	96		133		124

(a)	Excludes $0.00, $0.00, $0.00, $0.00 $0.00 and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Global Leaders Fund

	Institutional Class Shares
	(unaudited) Period Ended June, 30	Period Ended December 31,
	2013	2012(a)
Net asset value, beginning of year	$9.47	$9.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06	0.00 ^
Net realized and unrealized gain (loss) on investments	0.39	(0.03)

Total from investment operations	0.45	(0.03)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—

Total distributions	—	—

Net asset value, end of year	$9.92	$9.47

Total Return (%)*	4.75	(0.32)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.10	1.10
Expenses, before waivers and reimbursements	1.19	1.26
Net investment income (loss), net of waivers and reimbursements	1.23	(0.91)
Net investment income (loss), before waivers and reimbursements	1.14	(1.07)
Net assets at end of year (in thousands)	$71,671	$16,022
Portfolio turnover rate (%)*	27	73

(a)	For the period from December 18, 2012 (Commencement of Operations) to December 31, 2012.
(b)	Excludes $0.00 and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the periods 2013 and 2012 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Global Small Cap Growth Fund

Class N
(unaudited) Period Ended June 30,
2013(a)
Net asset value, beginning of year	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investments	0.34

Total from investment operations	0.30
Less distributions from:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of year	$10.30

Total Return (%)*	3.00
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.65
Expenses, before waivers and reimbursements	2.78
Net investment income (loss), net of waivers and reimbursements	(1.77)
Net investment income (loss), before waivers and reimbursements	(2.90)
Net assets at end of year (in thousands)	$291
Portfolio turnover rate (%)*	21

Class I
(unaudited) Period Ended June 30,
2013(a)
Net asset value, beginning of year	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	0.29

Total from investment operations	0.31
Less distributions from:
Net investment income	—
Net realized gain.	—

Total distributions	—

Net asset value, end of year	$10.31

Total Return (%)*	3.10
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.40
Expenses, before waivers and reimbursements	2.50
Net investment income (loss), net of waivers and reimbursements	0.94
Net investment income (loss), before waivers and reimbursements	(0.16)
Net assets at end of year (in thousands)	$11,063
Portfolio turnover rate (%)*	21

(a)	For the period from April 10, 2013 (Commencement of Operations) to June 30, 2013.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

International Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Period Ended December 31,
	2013	2012(a)
Net asset value, beginning of year	$10.81	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.03	0.00	^
Net realized and unrealized gain (loss) on investments	0.24	0.82

Total from investment operations	0.27	0.82
Less distributions from:
Net investment income	—	0.01
Net realized gain	—	—

Total distributions	—	0.01

Net asset value, end of year	$11.08	$10.81

Total Return (%)*	2.50	8.16
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.45	1.45
Expenses, before waivers and reimbursements	1.76	4.98
Net investment income (loss), net of waivers and reimbursements	0.54	—
Net investment income (loss), before waivers and reimbursements	0.23	(3.53)
Net assets at end of year (in thousands)	$101	$542
Portfolio turnover rate (%)*	36	16

	Class I
	(unaudited) Period Ended June 30,	Period Ended December 31,
	2013	2012(a)
Net asset value, beginning of year	$10.81	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12	0.01
Net realized and unrealized gain (loss) on investments	0.17	0.82

Total from investment operations	0.29	0.83
Less distributions from:
Net investment income	—	0.02
Net realized gain	—	—

Total distributions	—	0.02

Net asset value, end of year	$11.10	$10.81

Total Return (%)*	2.68	8.26
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.20	1.20
Expenses, before waivers and reimbursements.	1.45	4.56
Net investment income (loss), net of waivers and reimbursements	2.21	0.22
Net investment income (loss), before waivers and reimbursements	1.96	(3.14)
Net assets at end of year (in thousands)	$11,555	$4,336
Portfolio turnover rate (%)*	36	16

(a)	For the period from August 16, 2012 (Commencement of Operations) to December 31, 2012.
(b)	Excludes $0.00 and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the year 2013 and 2012.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

International Leaders Fund

	Institutional Class Shares
	(unaudited) Period Ended June, 30	Period Ended December 31,
	2013	2012(a)
Net asset value, beginning of year	$10.80	$10.24
Income (loss) from investment operations:
Net investment income (loss)(b)	0.16	0.00	^
Net realized and unrealized gain (loss) on investments	0.14	0.58

Total from investment operations	0.30	0.58
Less distributions from:
Net investment income	—	0.02
Net realized gain	—	—

Total distributions	—	0.02

Net asset value, end of year	$11.10	$10.80

Total Return (%)*	2.78	5.67
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.05	1.05
Expenses, before waivers and reimbursements.	1.29	1.84
Net investment income (loss), net of waivers and reimbursements	2.78	0.01
Net investment income (loss), before waivers and reimbursements	2.54	(0.78)
Net assets at end of year (in thousands)	$50,157	$5,286
Portfolio turnover rate (%)*	36	16

(a)	For the period from August 16, 2012 (Commencement of Operations) to December 31, 2012.
(b)	Excludes $0.00 and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the year 2012 and 2013 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

International Equity Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.05	$10.56	$12.12	$11.07	$8.35	$16.53
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	0.11	0.13	0.06	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.27	1.75	(1.69)	1.15	2.64	(8.16)

Total from investment operations	0.35	1.86	(1.56)	1.21	2.73	(8.06)
Less distributions from:
Net investment income	—	0.37	—	0.16	0.01	—
Net realized gain	—	—	—	—	—	0.12

Total distributions	—	0.37	—	0.16	0.01	0.12

Net asset value, end of year	$12.40	$12.05	$10.56	$12.12	$11.07	$8.35

Total Return (%)*	2.90	17.57	(12.87)	10.92	32.69	(48.75)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.45	1.45	1.45	1.45	1.45	1.45
Expenses, before waivers and reimbursements	1.69	1.71	1.60	1.66	1.59	1.45
Net investment income (loss), net of waivers and reimbursements	1.36	0.95	1.09	0.55	1.03	0.80
Net investment income (loss), before waivers and reimbursements	1.12	0.69	0.94	0.34	0.89	0.80
Net assets at end of year (in thousands)	$3,844	$5,648	$6,773	$13,733	$15,436	$42,824
Portfolio turnover rate (%)*	42	80	99	71	88	92

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.18	$10.67	$12.22	$11.16	$8.44	$16.66
Income (loss) from investment operations:
Net investment income (loss)(a)	0.12	0.14	0.17	0.10	0.08	0.15
Net realized and unrealized gain (loss) on investments	0.26	1.77	(1.72)	1.15	2.70	(8.25)

Total from investment operations	0.38	1.91	(1.55)	1.25	2.78	(8.10)
Less distributions from:
Net investment income	—	0.40	—	0.19	0.06	—
Net realized gain	—	—	—	—	—	0.12

Total distributions	—	0.40	—	0.19	0.06	0.12

Net asset value, end of year	$12.56	$12.18	$10.67	$12.22	$11.16	$8.44

Total Return (%)*	3.12	17.89	(12.68)	11.19	32.93	(48.61)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.20	1.20
Expenses, before waivers and reimbursements	1.41	1.44	1.33	1.28	1.39	1.22
Net investment income (loss), net of waivers and reimbursements	1.94	1.17	1.43	0.88	0.86	1.12
Net investment income (loss), before waivers and reimbursements	1.73	0.93	1.30	0.80	0.67	1.10
Net assets at end of year (in thousands)	$67,020	$64,536	$68,884	$164,322	$282,732	$185,662
Portfolio turnover rate (%)*	42	80	99	71	88	92

(a)	Excludes $0.00, $0.01, $0.00, $0.04, $0.00, and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Institutional International Equity Fund

	(unaudited) Period Ended June, 30	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.82	$9.27	$10.78	$9.84	$7.44	$15.03
Income (loss) from investment operations:
Net investment income (loss)(a)	0.11	0.13	0.16	0.10	0.09	0.15
Net realized and unrealized gain (loss) on investments	0.23	1.57	(1.47)	0.99	2.38	(7.60)

Total from investment operations	0.34	1.70	(1.31)	1.09	2.47	(7.45)
Less distributions from:
Net investment income	—	0.15	0.20	0.15	0.07	—
Net realized gain	—	—	—	—	—	0.14

Total distributions	—	0.15	0.20	0.15	0.07	0.14

Net asset value, end of year	$11.16	$10.82	$9.27	$10.78	$9.84	$7.44

Total Return (%)*	3.14	18.31	(12.12)	11.12	33.27	(49.57)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.10	1.10	1.10	1.07	1.09	1.05
Expenses, before waivers and reimbursements	1.15	1.16	1.10	1.07	1.09	1.05
Net investment income (loss), net of waivers and reimbursements	1.90	1.28	1.48	0.97	1.04	1.26
Net investment income (loss), before waivers and reimbursements	1.85	1.22	1.48	0.97	1.04	1.26
Net assets at end of year (in thousands)	$90,196	$109,690	$111,474	$291,468	$365,271	$360,451
Portfolio turnover rate (%)*	40	86	91	73	78	91

(a)	Excludes $0.00, $0.00, $0.04, $0.00, $0.00, and $(0.07) of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

International Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$22.43	$18.68	$21.85	$18.55	$13.12	$29.12
Income (loss) from investment operations:
Net investment income (loss)(a)	0.24	0.26	0.26	0.14	0.07	0.29
Net realized and unrealized gain (loss) on investments	0.20	4.16	(3.43)	3.58	5.47	(15.54)

Total from investment operations	0.44	4.42	(3.17)	3.72	5.54	(15.25)
Less distributions from:
Net investment income	—	0.67	—	0.42	0.11	—
Net realized gain	—	—	—	—	—	0.75

Total distributions	—	0.67	—	0.42	0.11	0.75

Net asset value, end of year	$22.87	$22.43	$18.68	$21.85	$18.55	$13.12

Total Return (%)*	1.96	23.67	(14.51)	20.09	42.27	(52.33)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.42	1.44	1.45	1.43	1.45	1.39
Expenses, before waivers and reimbursements.	1.42	1.44	1.46	1.43	1.46	1.39
Net investment income (loss), net of waivers and reimbursements	2.07	1.25	1.22	0.73	0.48	1.29
Net investment income (loss), before waivers and reimbursements	2.07	1.25	1.21	0.73	0.47	1.29
Net assets at end of year (in thousands)	$1,291,137	$1,269,736	$1,277,534	$2,689,417	$2,539,596	$1,980,750
Portfolio turnover rate (%)*	54	81	103	99	121	91

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$22.94	$19.10	$22.34	$18.95	$13.40	$29.61
Income (loss) from investment operations:
Net investment income (loss)(a)	0.28	0.32	0.30	0.20	0.12	0.37
Net realized and unrealized gain (loss) on investments	0.21	4.25	(3.48)	3.67	5.59	(15.83)

Total from investment operations	0.49	4.57	(3.18)	3.87	5.71	(15.46)
Less distributions from:
Net investment income	—	0.73	0.06	0.48	0.16	—
Net realized gain	—	—	—	—	—	0.75

Total distributions	—	0.73	0.06	0.48	0.16	0.75

Net asset value, end of year	$23.43	$22.94	$19.10	$22.34	$18.95	$13.40

Total Return (%)*	2.14	23.96	(14.23)	20.47	42.63	(52.17)
Ratios to average daily net assets (%):**
Expenses	1.13	1.15	1.15	1.14	1.17	1.08
Net investment income (loss)	2.36	1.51	1.40	0.99	0.74	1.58
Net assets at end of year (in thousands)	$2,548,741	$2,402,897	$1,951,368	$2,392,762	$1,933,812	$1,150,188
Portfolio turnover rate (%)*	54	81	103	99	121	91

(a)	Excludes $0.00, $0.10, $0.00, $0.13, $0.08 and $(0.18) of PFIC mark to market, which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009 and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Institutional International Growth Fund

	(unaudited) Period Ended June, 30	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$14.89	$12.39	$14.37	$12.20	$8.66	$19.20
Income (loss) from investment operations:
Net investment income (loss)(a)	0.19	0.23	0.21	0.14	0.10	0.25
Net realized and unrealized gain (loss) on investments	0.14	2.76	(2.17)	2.31	3.61	(10.24)

Total from investment operations	0.33	2.99	(1.96)	2.45	3.71	(9.99)
Less distributions from:
Net investment income	—	0.49	0.02	0.28	0.17	—
Net realized gain	—	—	—	—	—	0.55

Total distributions	—	0.49	0.02	0.28	0.17	0.55

Net asset value, end of year	$15.22	$14.89	$12.39	$14.37	$12.20	$8.66

Total Return (%)*	2.22	24.11	(13.66)	20.10	42.83	(51.99)
Ratios to average daily net assets (%):**
Expenses	0.97	0.98	0.99	0.99	1.01	0.98
Net investment income (loss)	2.51	1.64	1.51	1.12	0.95	1.68
Net assets at end of year (in thousands)	$2,076,576	$1,974,130	$1,542,594	$1,886,217	$1,375,848	$998,266
Portfolio turnover rate (%)*	55	83	111	99	125	86

(a)	Excludes $0.00, $0.00, $0.09, $0.05, $(0.10), and $0.06 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

International Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.46	$11.36	$13.07	$10.40	$6.62	$13.98
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.08	0.07	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.84	2.27	(1.66)	2.66	3.79	(7.22)

Total from investment operations	0.93	2.35	(1.59)	2.69	3.78	(7.24)
Less distributions from:
Net investment income	—	0.25	0.12	0.02	—	—
Net realized gain	—	—	—	—	—	0.12

Total distributions	—	0.25	0.12	0.02	—	0.12

Net asset value, end of year	$14.39	$13.46	$11.36	$13.07	$10.40	$6.62

Total Return (%)*	6.91	20.73	(12.16)	25.88	57.10	(51.82)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.59	1.61	1.64	1.55	1.65	1.65
Expenses, before waivers and reimbursements	1.59	1.61	1.64	1.55	1.83	1.62
Net investment income (loss), net of waivers and reimbursements	1.30	0.65	0.55	0.30	(0.16)	(0.20)
Net investment income (loss), before waivers and reimbursements	1.30	0.65	0.55	0.30	(0.34)	(0.17)
Net assets at end of year (in thousands)	$15,339	$14,771	$18,991	$21,916	$14,854	$11,363
Portfolio turnover rate (%)*	62	76	85	85	136	78

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.58	$11.46	$13.19	$10.49	$6.67	$14.01
Income (loss) from investment operations:
Net investment income (loss)(a)	0.12	0.12	0.12	0.07	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.84	2.30	(1.69)	2.68	3.83	(7.23)

Total from investment operations	0.96	2.42	(1.57)	2.75	3.84	(7.22)
Less distributions from:
Net investment income	—	0.30	0.16	0.05	0.02	—
Net realized gain	—	—	—	—	—	0.12

Total distributions	—	0.30	0.16	0.05	0.02	0.12

Net asset value, end of year	$14.54	$13.58	$11.46	$13.19	$10.49	$6.67

Total Return (%)*	7.07	21.10	(11.84)	26.24	57.51	(51.56)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.29	1.30	1.28	1.25	1.31	1.31
Expenses, before waivers and reimbursements	1.29	1.30	1.28	1.25	1.31	1.28
Net investment income (loss), net of waivers and reimbursements	1.64	0.95	0.92	0.61	0.11	0.11
Net investment income (loss), before waivers and reimbursements	1.64	0.95	0.92	0.61	0.11	0.14
Net assets at end of year (in thousands)	$399,781	$359,557	$364,574	$349,679	$210,561	$89,452
Portfolio turnover rate (%)*	62	76	85	85	136	78

(a)	Excludes $0.00, $0.04, $0.00, $0.15, $0.01 and $(0.02) of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

International Small Cap Growth Fund

	Institutional Class Shares
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.64	$11.51	$13.24	$10.53	$6.69	$14.04
Income (loss) from investment operations:
Net investment income (loss)(a)	0.13	0.15	0.14	0.09	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.85	2.31	(1.68)	2.69	3.83	(7.26)

Total from investment operations	0.98	2.46	(1.54)	2.78	3.87	(7.23)
Less distributions from:
Net investment income	—	0.33	0.19	0.07	0.03	—
Net realized gain	—	—	—	—	—	0.12

Total distributions	—	0.33	0.19	0.07	0.03	0.12

Net asset value, end of year	$14.62	$13.64	$11.51	$13.24	$10.53	$6.69

Total Return (%)*	7.18	21.36	(11.60)	26.40	57.84	(51.53)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.06	1.08	1.08	1.08	1.13	1.14
Expenses, before waivers and reimbursements	1.06	1.08	1.08	1.08	1.13	1.11
Net investment income (loss), net of waivers and reimbursements	1.84	1.14	1.10	0.77	0.48	0.28
Net investment income (loss), before waivers and reimbursements	1.84	1.14	1.10	0.77	0.48	0.31
Net assets at end of year (in thousands)	$352,089	$345,180	$334,656	$275,356	$165,436	$191,173
Portfolio turnover rate (%)*	62	76	85	85	136	78

(a)	Excludes $0.00, $0.04, $0.00, $0.13, $0.01 and $(0.02) of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Emerging Markets Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011	2010(a)
Net asset value, beginning of year	$9.20	$7.68	$10.34	$8.80
Income (loss) from investment operations:
Net investment income (loss)(c)	0.04	0.02	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	(0.74)	1.54	(2.08)	1.64

Total from investment operations	(0.70)	1.56	(2.04)	1.62
Less distributions from:
Net investment income	—	0.04	—	0.02
Net realized gain	—	—	0.62	0.06

Total distributions	—	0.04	0.62	0.08

Net asset value, end of year	$8.50	$9.20	$7.68	$10.34

Total Return (%)*	(7.50)	20.37	(19.55)	18.43
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.65	1.65	1.65	1.65
Expenses, before waivers and reimbursements	2.01	2.10	1.83	1.71
Net investment income (loss), net of waivers and reimbursements	0.83	0.26	0.44	(0.38)
Net investment income (loss), before waivers and reimbursements	0.47	(0.19)	0.26	(0.44)
Net assets at end of year (in thousands)	$199	$249	$46	$53
Portfolio turnover rate (%)*	66	94	142	176

	Class I
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011	2010	2009	2008(b)
Net asset value, beginning of year	$9.18	$7.66	$10.35	$8.43	$4.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)(c)	0.05	0.07	0.06	0.02	0.02	0.04
Net realized and unrealized gain (loss) on investments	(0.73)	1.51	(2.08)	1.98	3.73	(5.25)

Total from investment operations	(0.68)	1.58	(2.02)	2.00	3.75	(5.21)
Less distributions from:
Net investment income	—	0.06	0.05	0.02	0.11	0.00 ^
Net realized gain	—	—	0.62	0.06	—	—
Return of capital	—	—	0.00 ^	—	—	—

Total distributions	—	0.06	0.67	0.08	0.11	0.00 ^

Net asset value, end of year	$8.50	$9.18	$7.66	$10.35	$8.43	$4.79

Total Return (%)*	(7.41)	20.64	(19.34)	23.70	78.38	(52.09)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.40	1.40	1.40	1.40	1.40	1.40
Expenses, before waivers and reimbursements	1.60	1.75	1.58	1.52	1.54	1.56
Net investment income (loss), net of waivers and reimbursements	1.13	0.83	0.69	0.25	0.37	0.70
Net investment income (loss), before waivers and reimbursements	0.93	0.48	0.51	0.13	0.23	0.54
Net assets at end of year (in thousands)	$31,061	$25,628	$21,610	$16,332	$8,823	$2,914
Portfolio turnover rate (%)*	66	94	142	176	176	151

(a)	For the period from May 3, 2010 (Commencement of Operations) to December 31, 2010.
(b)	For the period from March 26, 2008 (Commencement of Operations) to December 31, 2008.
(c)	Excludes $0.00, $0.00, $0.00, $0.96, $1.29, and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Emerging Markets Leaders Fund

	Institutional Class Shares
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011	2010	2009	2008(a)
Net asset value, beginning of year	$9.18	$7.65	$10.35	$8.43	$4.78	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06	0.08	0.09	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.73)	1.52	(2.10)	1.97	3.73	(5.26)

Total from investment operations	(0.67)	1.60	(2.01)	2.01	3.77	(5.22)
Less distributions from:
Net investment income	—	0.07	0.06	0.03	0.12	0.00 ^
Net realized gain	—	—	0.63	0.06	—	—
Return of capital	—	—	0.00 ^	—	—	—

Total distributions	—	0.07	0.69	0.09	0.12	0.00 ^

Net asset value, end of year	$8.51	$9.18	$7.65	$10.35	$8.43	$4.78

Total Return (%)*	(7.41)	20.97	(19.30)	23.84	78.93	(52.11)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.25	1.25	1.25	1.26	1.25	1.25
Expenses, before waivers and reimbursements	1.45	1.59	1.41	1.35	1.36	1.41
Net investment income (loss), net of waivers and reimbursements	1.24	0.90	0.90	0.50	0.58	0.70
Net investment income (loss), before waivers and reimbursements	1.04	0.56	0.74	0.41	0.47	0.54
Net assets at end of year (in thousands)	$29,910	$43,102	$26,166	$78,516	$106,313	$43,762
Portfolio turnover rate (%)*	66	94	142	176	176	151

(a)	For the period from March 26, 2008 (Commencement of Operations) to December 31, 2008.
(b)	Excludes $0.00, $0.00, $0.00, $0.96, $1.29, and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Emerging Markets Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009		2008
Net asset value, beginning of year	$13.40	$11.16	$15.76	$12.87	$7.46		$21.92
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.07	0.07	(0.01)	0.00	^	0.11
Net realized and unrealized gain (loss) on investments	(0.89)	2.24	(2.84)	3.02	5.51		(13.63)

Total from investment operations	(0.84)	2.31	(2.77)	3.01	5.51		(13.52)
Less distributions from:
Net investment income	—	0.07	—	0.12	0.10		—
Net realized gain	—	—	1.83	—	—		0.94

Total distributions	—	0.07	1.83	0.12	0.10		0.94

Net asset value, end of year	$12.56	$13.40	$11.16	$15.76	$12.87		$7.46

Total Return (%)*	(6.27)	20.70	(17.29)	23.44	73.85		(61.71)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.68	1.69	1.68	1.63	1.70		1.67
Expenses, before waivers and reimbursements	1.68	1.69	1.68	1.63	1.81		1.65
Net investment income (loss), net of waivers and reimbursements	0.81	0.59	0.48	(0.05)	0.04		0.65
Net investment income (loss), before waivers and reimbursements	0.81	0.59	0.48	(0.05)	(0.07)		0.67
Net assets at end of year (in thousands)	$13,912	$16,724	$17,474	$34,324	$27,271		$16,486
Portfolio turnover rate (%)*	62	90	104	121	113		118

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.50	$11.25	$15.87	$12.95	$7.51	$21.99
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	0.11	0.11	0.04	0.03	0.15
Net realized and unrealized gain (loss) on investments	(0.90)	2.25	(2.85)	3.03	5.54	(13.69)

Total from investment operations	(0.82)	2.36	(2.74)	3.07	5.57	(13.54)
Less distributions from:
Net investment income	—	0.11	0.05	0.15	0.13	—
Net realized gain	—	—	1.83	—	—	0.94

Total distributions	—	0.11	1.88	0.15	0.13	0.94

Net asset value, end of year	$12.68	$13.50	$11.25	$15.87	$12.95	$7.51

Total Return (%)*	(6.07)	21.01	(17.00)	23.77	74.18	(61.60)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.40	1.41	1.38	1.36	1.41	1.41
Expenses, before waivers and reimbursements	1.40	1.41	1.38	1.36	1.41	1.39
Net investment income (loss), net of waivers and reimbursements	1.12	0.86	0.77	0.26	0.31	0.91
Net investment income (loss), before waivers and reimbursements	1.12	0.86	0.77	0.26	0.31	0.93
Net assets at end of year (in thousands)	$143,033	$144,942	$124,739	$194,763	$180,329	$69,363
Portfolio turnover rate (%)*	62	90	104	121	113	118

(a)	Excludes $0.00, $0.00, $0.01, $0.11, $0.15 and $(0.09) of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Emerging Markets Growth Fund

	Institutional Class Shares
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$13.59	$11.32	$15.96	$13.03	$7.56	$22.07
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.14	0.14	0.06	0.06	0.17
Net realized and unrealized gain (loss) on investments	(0.91)	2.27	(2.87)	3.05	5.55	(13.74)

Total from investment operations	(0.82)	2.41	(2.73)	3.11	5.61	(13.57)
Less distributions from:
Net investment income	—	0.14	0.08	0.18	0.14	—
Net realized gain	—	—	1.83	—	—	0.94

Total distributions	—	0.14	1.91	0.18	0.14	0.94

Net asset value, end of year	$12.77	$13.59	$11.32	$15.96	$13.03	$7.56

Total Return (%)*	(6.03)	21.28	(16.82)	23.91	74.33	(61.51)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.19	1.20	1.19	1.17	1.22	1.22
Expenses, before waivers and reimbursements	1.19	1.20	1.19	1.17	1.22	1.20
Net investment income (loss), net of waivers and reimbursements	1.35	1.12	0.93	0.43	0.54	1.08
Net investment income (loss), before waivers and reimbursements	1.35	1.12	0.93	0.43	0.54	1.10
Net assets at end of year (in thousands)	$733,936	$802,571	$675,633	$1,021,456	$830,660	$299,739
Portfolio turnover rate (%)*	62	90	104	121	113	118

(a)	Excludes $0.00, $0.00, $0.01, $0.11, $0.15 and $(0.09) of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, 2011, 2010, 2009, and 2008 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Emerging Markets Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011(a)
Net asset value, beginning of year	$12.99	$9.73	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06	0.06	0.00 ^
Net realized and unrealized gain (loss) on investments	0.79	3.27	(0.27)

Total from investment operations	0.85	3.33	(0.27)
Less distributions from:
Net investment income	—	0.07	—
Net realized gain	—	—	—

Total distributions	—	0.07	—

Net asset value, end of year	$13.84	$12.99	$9.73

Total Return (%)*	6.54	34.23	(2.70)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.65	1.65	1.65
Expenses, before waivers and reimbursements	2.07	4.76	9.53
Net investment income (loss), net of waivers and reimbursements	0.76	0.56	0.08
Net investment income (loss), before waivers and reimbursements	0.34	(2.54)	(7.80)
Net assets at end of year (in thousands)	$10,194	$3,016	$1,012
Portfolio turnover rate (%)*	69	78	17

	Class I
	(unaudited) Period Ended June 30,	Periods Ended December 31,
	2013	2012	2011(a)
Net asset value, beginning of year	$12.99	$9.73	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.79	3.29	(0.28)

Total from investment operations	0.86	3.37	(0.27)
Less distributions from:
Net investment income	—	0.11	—
Net realized gain	—	—	—

Total distributions	—	0.11	—

Net asset value, end of year	$13.85	$12.99	$9.73

Total Return (%)*	6.62	34.62	(2.70)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.40	1.40	1.40
Expenses, before waivers and reimbursements	1.80	4.40	9.28
Net investment income (loss), net of waivers and reimbursements	1.01	0.70	0.33
Net investment income (loss), before waivers and reimbursements	0.61	(2.30)	(7.55)
Net assets at end of year (in thousands)	$32,301	$8,763	$2,260
Portfolio turnover rate (%)*	69	78	17

(a)	For the period from October 24, 2011 (Commencement of Operations) to December 31, 2011.
(b)	Excludes $0.00, $0.05 and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013, 2012, and 2011 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

Emerging Markets Small Cap Growth Fund

	Institutional Class Shares
	(unaudited) Period Ended June 30,	Period Ended December 31,
	2013	2012(a)
Net asset value, beginning of year	$13.00	$12.79
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09	0.00 ^
Net realized and unrealized gain (loss) on investments	0.77	0.21

Total from investment operations	0.86	0.21
Less distributions from:
Net investment income	—	—
Net realized gain	—	—

Total distributions	—	—

Net asset value, end of year	$13.86	$13.00

Total Return (%)*	6.62	1.64
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	1.25	1.25
Expenses, before waivers and reimbursements	1.64	2.32
Net investment income (loss), net of waivers and reimbursements	1.21	(0.87)
Net investment income (loss), before waivers and reimbursements	0.82	(1.93)
Net assets at end of year (in thousands)	$39,484	$15,242
Portfolio turnover rate (%)*	69	78

(a)	For the period from December 20, 2012 (Commencement of Operations) to December 31, 2012.
(b)	Excludes $0.00 and $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2013 and 2012 respectively.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Bond Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.28	$10.91	$10.70	$10.40	$9.82	$10.07
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.36	0.43	0.46	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.53)	0.53	0.34	0.35	0.59	(0.31)

Total from investment operations	(0.37)	0.89	0.77	0.81	1.07	0.16
Less distributions from:
Net investment income	0.21	0.45	0.47	0.48	0.49	0.41
Net realized gain	—	0.07	0.09	0.03	—	—

Total distributions	0.21	0.52	0.56	0.51	0.49	0.41

Net asset value, end of year	$10.70	$11.28	$10.91	$10.70	$10.40	$9.82

Total Return (%)*	(3.37)	8.33	7.41	7.86	11.11	1.64
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65	0.65
Expenses, before waivers and reimbursements	0.79	0.81	0.76	0.70	1.40	2.47
Net investment income (loss), net of waivers and reimbursements	2.88	3.25	3.97	4.25	4.76	4.69
Net investment income (loss), before waivers and reimbursements	2.74	3.09	3.86	4.20	4.01	2.87
Net assets at end of year (in thousands)	$21,558	$32,867	$8,345	$4,479	$3,580	$407
Portfolio turnover rate (%)*	29	25	28	25	29	52

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.17	$10.80	$10.59	$10.31	$9.72	$10.04
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.38	0.45	0.47	0.49	0.48
Net realized and unrealized gain (loss) on investments	(0.52)	0.52	0.33	0.33	0.59	(0.31)

Total from investment operations	(0.35)	0.90	0.78	0.80	1.08	0.17
Less distributions from:
Net investment income	0.22	0.46	0.48	0.49	0.49	0.49
Net realized gain	—	0.07	0.09	0.03	—	—

Total distributions	0.22	0.53	0.57	0.52	0.49	0.49

Net asset value, end of year	$10.60	$11.17	$10.80	$10.59	$10.31	$9.72

Total Return (%)*	(3.26)	8.54	7.62	7.89	11.40	1.72
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.50	0.50	0.50	0.50	0.50	0.50
Expenses, before waivers and reimbursements	0.56	0.56	0.55	0.55	0.58	0.71
Net investment income (loss), net of waivers and reimbursements	3.03	3.45	4.17	4.41	4.92	4.90
Net investment income (loss), before waivers and reimbursements	2.97	3.39	4.12	4.36	4.84	4.69
Net assets at end of year (in thousands)	$160,098	$172,836	$154,224	$147,807	$127,538	$63,763
Portfolio turnover rate (%)*	29	25	28	25	29	52

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Bond Fund

	Institutional Class Shares
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.16	$10.80	$10.58	$10.30	$9.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.40	0.45	0.48	0.51	0.50
Net realized and unrealized gain (loss) on investments	(0.51)	0.51	0.36	0.34	0.58	(0.31)

Total from investment operations	(0.34)	0.91	0.81	0.82	1.09	0.19
Less distributions from:
Net investment income	0.23	0.48	0.50	0.51	0.51	0.47
Net realized gain	—	0.07	0.09	0.03	—	—

Total distributions	0.23	0.55	0.59	0.54	0.51	0.47

Net asset value, end of year	$10.59	$11.16	$10.80	$10.58	$10.30	$9.72

Total Return (%)*	(3.19)	8.61	7.88	8.06	11.47	1.95
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.35	0.35	0.35	0.35	0.34	0.35
Expenses, before waivers and reimbursements	0.38	0.38	0.39	0.40	0.43	0.56
Net investment income (loss), net of waivers and reimbursements	3.18	3.60	4.24	4.54	5.07	5.04
Net investment income (loss), before waivers and reimbursements	3.15	3.57	4.20	4.49	4.98	4.83
Net assets at end of year (in thousands)	$79,676	$91,039	$69,447	$40,490	$16,226	$10,443
Portfolio turnover rate (%)*	29	25	28	25	29	52

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Income Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.55	$9.32	$9.22	$9.07	$8.69	$9.29
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.24	0.32	0.35	0.40	0.37
Net realized and unrealized gain (loss) on investments	(0.33)	0.31	0.15	0.19	0.44	(0.59)

Total from investment operations	(0.23)	0.55	0.47	0.54	0.84	(0.22)
Less distributions from:
Net investment income	0.14	0.32	0.37	0.39	0.46	0.38
Net realized gain	—	—	—	—	—	—

Total distributions	0.14	0.32	0.37	0.39	0.46	0.38

Net asset value, end of year	$9.18	$9.55	$9.32	$9.22	$9.07	$8.69

Total Return (%)*	(2.45)	6.00	5.21	6.04	9.88	(2.46)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.82	0.83	0.85	0.85	0.85	0.90
Expenses, before waivers and reimbursements	0.82	0.83	0.91	0.85	0.93	0.93
Net investment income (loss), net of waivers and reimbursements	2.06	2.49	3.40	3.79	4.48	4.38
Net investment income (loss), before waivers and reimbursements	2.06	2.49	3.34	3.79	4.41	4.35
Net assets at end of year (in thousands)	$59,339	$68,947	$44,802	$35,755	$37,567	$47,009
Portfolio turnover rate (%)*	28	33	39	29	40	38

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2013	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.48	$9.25	$9.15	$9.00	$8.64	$9.30
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.26	0.34	0.37	0.41	0.39
Net realized and unrealized gain (loss) on investments	(0.33)	0.31	0.15	0.19	0.43	(0.59)

Total from investment operations	(0.22)	0.57	0.49	0.56	0.84	(0.20)
Less distributions from:
Net investment income	0.15	0.34	0.39	0.41	0.48	0.46
Net realized gain	—	—	—	—	—	—

Total distributions	0.15	0.34	0.39	0.41	0.48	0.46

Net asset value, end of year	$9.11	$9.48	$9.25	$9.15	$9.00	$8.64

Total Return (%)*	(2.36)	6.28	5.46	6.33	9.89	(2.26)
Ratios to average daily net assets (%):**
Expenses	0.57	0.58	0.64	0.63	0.66	0.72
Net investment income	2.31	2.78	3.66	4.01	4.67	4.57
Net assets at end of year (in thousands)	$72,510	$72,830	$67,183	$77,522	$80,041	$93,426
Portfolio turnover rate (%)*	28	33	39	29	40	38

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Low Duration Fund

	Class N
	(unaudited) Period Ended June, 30	Years Ended December 31,
	2013	2012	2011	2010	2009(a)
Net asset value, beginning of year	$9.83	$9.82	$9.90	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.13	0.15	0.13	0.01
Net realized and unrealized gain (loss) on investments	(0.17)	0.14	0.02	0.05	(0.07)

Total from investment operations	(0.12)	0.27	0.17	0.18	(0.06)
Less distributions from:
Net investment income	0.12	0.26	0.25	0.21	0.01
Net realized gain	—	—	—	—	—

Total distributions	0.12	0.26	0.25	0.21	0.01

Net asset value, end of year	$9.59	$9.83	$9.82	$9.90	$9.93

Total Return (%)*	(1.27)	2.80	1.73	1.86	(0.60)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.69	0.70	0.70	0.70	0.70
Expenses, before waivers and reimbursements	0.69	0.74	0.73	0.78	0.94
Net investment income (loss), net of waivers and reimbursements	1.02	1.37	1.52	1.33	1.27
Net investment income (loss), before waivers and reimbursements	1.02	1.33	1.49	1.25	1.03
Net assets at end of year (in thousands)	$10,127	$11,216	$6,260	$6,937	$1,861
Portfolio turnover rate (%)*	24	20	43	51	—

	Class I
	(unaudited) Period Ended June, 30	Years Ended December 31,
	2013	2012	2011	2010	2009(a)
Net asset value, beginning of year	$9.83	$9.82	$9.89	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.15	0.17	0.15	0.01
Net realized and unrealized gain (loss) on investments	(0.17)	0.14	0.02	0.04	(0.07)

Total from investment operations	(0.11)	0.29	0.19	0.19	(0.06)
Less distributions from:
Net investment income	0.13	0.28	0.26	0.23	0.01
Net realized gain	—	—	—	—	—

Total distributions	0.13	0.28	0.26	0.23	0.01

Net asset value, end of year	$9.59	$9.83	$9.82	$9.89	$9.93

Total Return (%)*	(1.20)	2.96	1.99	1.89	(0.59)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.53	0.55	0.55	0.55	0.55
Expenses, before waivers and reimbursements	0.53	0.57	0.58	0.63	0.79
Net investment income (loss), net of waivers and reimbursements	1.18	1.52	1.67	1.46	1.39
Net investment income (loss), before waivers and reimbursements	1.18	1.50	1.64	1.38	1.15
Net assets at end of year (in thousands)	$173,829	$157,213	$82,828	$88,568	$79,773
Portfolio turnover rate (%)*	24	20	43	51	—

(a)	For the period from December 1, 2009 (Commencement of Operations) to December 31, 2009.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Low Duration Fund

	Institutional Class Shares
	(unaudited) Period Ended June, 30	Years Ended December 31,
	2013	2012	2011	2010	2009(a)
Net asset value, beginning of year	$9.83	$9.83	$9.90	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.17	0.18	0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.15)	0.12	0.03	0.05	(0.07)

Total from investment operations	(0.09)	0.29	0.21	0.21	(0.06)
Less distributions from:
Net investment income	0.14	0.29	0.28	0.24	0.01
Net realized gain	—	—	—	—	—

Total distributions	0.14	0.29	0.28	0.24	0.01

Net asset value, end of year	$9.60	$9.83	$9.83	$9.90	$9.93

Total Return (%)*	(1.01)	3.01	2.14	2.15	(0.58)
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.38	0.40	0.40	0.40	0.40
Expenses, before waivers and reimbursements	0.38	0.41	0.42	0.48	0.64
Net investment income (loss), net of waivers and reimbursements	1.33	1.68	1.81	1.61	1.54
Net investment income (loss), before waivers and reimbursements	1.33	1.67	1.79	1.53	1.30
Net assets at end of year (in thousands)	$107,359	$118,401	$68,059	$47,965	$13,500
Portfolio turnover rate (%)*	24	20	43	51	—

(a)	For the period December 1, 2009 (Commencement of Operations) to December 31, 2009.
*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.

Ready Reserves Fund

	Class N
	(unaudited) Period Ended June 30,		Years Ended December 31,
	2013		2012		2011		2010		2009		2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00		0.00	^	0.00	^	0.00	^	0.00	^	0.02
Net realized and unrealized gain (loss) on investments	—		—		—		—		—		—

Total from investment operations	0.00		0.00	^	0.00	^	0.00	^	0.00	^	0.02
Less distributions from:
Net investment income	0.00	^	0.00	^	0.00	^	0.00	^	0.00	^	0.02
Net realized gain	—		—		—		—		—		—

Total distributions	0.00	^	0.00	^	0.00	^	0.00	^	0.00	^	0.02

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (%)*	0.00		0.01		0.01		0.01		0.10		2.20
Ratios to average daily net assets (%):**
Expenses, net of waivers and reimbursements	0.11		0.14		0.14		0.24		0.46		0.60
Expenses, before waivers and reimbursements	0.62		0.62		0.62		0.61		0.66		0.60
Net investment income (loss), net of waivers and reimbursements	0.01		0.01		0.01		0.01		0.11		2.12
Net investment income (loss), before waivers and reimbursements	(0.50)		(0.47)		(0.47)		(0.36)		(0.09)		2.12
Net assets at end of year (in thousands)	$1,227,886		$1,515,330		$1,271,746		$1,216,543		$1,352,901		$1,841,189

*	Rates not annualized for periods that are less than a year.
**	Rates are annualized for periods that are less than a year.
^	Amount is less than $0.005 per share.

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected each Fund’s performance in its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

For Class N and Class I Shares

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

For Institutional Class Shares

Call: 1-800-742-7272

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-1520.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	October 31, 2013

Investment Company Act File No.: 811-5344

William Blair Funds

Prospectus

U.S. EQUITY	GLOBAL/INTERNATIONAL EQUITY
Growth Fund	Global Leaders Fund
Large Cap Growth Fund	Global Small Cap Growth Fund
Large Cap Value Fund	International Leaders Fund
Mid Cap Growth Fund	International Equity Fund
Mid Cap Value Fund	Institutional International Equity Fund
Small-Mid Cap Growth Fund	International Growth Fund
Small-Mid Cap Value Fund	Institutional International Growth Fund
Small Cap Growth Fund	International Small Cap Growth Fund
Small Cap Value Fund	Emerging Markets Leaders Fund
Emerging Markets Growth Fund
FIXED INCOME	Emerging Markets Small Cap Growth Fund
Bond Fund
Income Fund
Low Duration Fund

MONEY MARKET
Ready Reserves Fund

©William Blair & Company, L.L.C., distributor
+1 800 742 7272 williamblairfunds.com	222 West Adams Street Chicago, Illinois 60606

00097794